As filed with the Securities and Exchange Commission on August 25, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04255

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices - Zip Code)
Registrant’s telephone number, including area code: (212) 476-8800

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.
Following are copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman
Advisers Management Trust

International Equity Portfolio

I Class Shares

S Class Shares

Semi-Annual Report

June 30, 2020

F0324 08/20

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may no longer receive paper copies of the Fund's annual and semi-annual shareholder reports by mail from the insurance company that issued your variable annuity and variable life insurance contract or from the financial intermediary that administers your qualified pension or retirement plan, unless you specifically request paper copies of the reports from your insurance company or financial intermediary. Instead, the reports will be made available on the Fund's website www.nb.com/AMTliterature, and may also be available on a website from the insurance company or financial intermediary that offers your contract or administers your retirement plan, and such insurance company or financial intermediary will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or financial intermediary electronically by following the instructions provided by the insurance company or financial intermediary. If offered by your insurance company or financial intermediary, you may elect to receive all future reports in paper and free of charge from the insurance company or financial intermediary. You can contact your insurance company or financial intermediary if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract or retirement plan.

International Equity Portfolio Commentary

The Neuberger Berman Advisers Management Trust International Equity Portfolio Class S posted a –7.89% total return for the six months ended June 30, 2020 (the reporting period), outperforming the –11.34% total return of its benchmark, the MSCI EAFE® Index (Net) (the Index) for the same period. (Performance for all share classes is provided in the table immediately following this letter.)

Fears surrounding accelerating infection rates, lockdowns, and the ensuing economic disruption caused by the global COVID-19 pandemic jolted markets sharply during the first quarter, resulting in a –22.8% drop in the Index. The Index's results ended the quarter between the S&P 500® Index, which was down –19.6% and the MSCI Emerging Markets Index (Net), which was down –23.6%.

In contrast, the second quarter saw a dramatic recovery due to optimism around global central bank and government stimulus, flattening infection rates, potential treatments and vaccines in clinical testing, and signs of improvement in economic data. Even so, the Index and other major equity indices remain in negative territory as of the end of the reporting period, and volatility has continued.

Within the Index, Health Care and Information Technology (IT) posted positive results for the reporting period. All other sectors declined, with losses steepest in Energy and Financials. By country, Denmark and New Zealand were the only countries that saw positive results while Austria and Belgium declined most.

Stock selection and an overweight versus the Index in IT, and stock selection within Financials and Industrials, delivered most of the Fund's outperformance relative to the Index. By country, holdings based in the UK, Switzerland and Germany outperformed relative to the Index.

Top contributors included ASML, Kinaxis and Lonza. ASML, the Netherlands-based semi-conductor equipment manufacturer, reported solid results with strong orders for EUV (extreme ultraviolet lithography) tools and steady demand. Kinaxis, the Canadian software firm, reported solid results and saw higher demand from companies addressing the global supply chain disruption from COVID-19. Lonza, the Swiss-based outsourced developer of pharmaceutical and biologics products, benefited from strong results and its defensive characteristics.

Stock selection within Consumer Discretionary detracted most this period, followed by Utilities (both an underweight and negative selection) and an underweight to Communication Services versus the Index. By country, Japanese holdings detracted most, followed by an underweight to Denmark versus the Index, and weakness amongst the Fund's Hong Kong-based holdings.

Individual detractors included Samsonite, Ichigo and AerCap. Samsonite, the Hong Kong-based luggage maker, lagged on investors' concerns that the reduction in worldwide travel may extend the replacement period of luggage even if tourism recovers in 2021. Ichigo, the Japanese real estate owner/operator, suffered due to concerns around the impact COVID-19 will have on its hotel and retail assets. Ireland-based AerCap, one of the world's largest aircraft leasing firms, declined sharply on concerns about its airline customers.

Toward mid-year, we began to see some rotation in global markets, with international equities outperforming the U.S. and value outperforming growth in June. In our view, this has the potential to continue. First, Europe and Japan have been ahead of the U.S. in containing the spread of the virus, so the Eurozone and North Asia have been reopening faster. Next, the European Central Bank expanded its pandemic Quantitative Easing program in June and, given very low inflation, is likely, in our opinion, to continue with sizeable sovereign bond purchases for some time. Moreover, the European Commission's proposal for the Recovery Plan is significant, focused on grants and skewed toward helping weaker countries.

Given sharply negative earnings revisions globally since the pandemic began, and the recent market recovery, P/E multiples have risen substantially. They have risen faster in the U.S., where the S&P 500 Index now trades at a forward P/E multiple1 of 24.2x versus the 20.1x of the Index. In our view, valuations, especially on growth stocks, are stretched. We believe our 'quality at a reasonable price' discipline, which allowed us to lock in profits throughout this period and recycle proceeds into what we believe are more attractively valued areas of the market, will continue to serve the Fund well.

Sincerely,

BENJAMIN SEGAL AND ELIAS COHEN
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

1   Source: FactSet. Forward P/E multiples are based on consensus estimates, not Neuberger Berman's own projections, and they may or may not be realized. By quoting them herein, Neuberger Berman does not offer an opinion as to the accuracy of, and does not guarantee, these forecasted numbers.

1

International Equity Portfolio

PERFORMANCE HIGHLIGHTS

	Inception	Six Month Period Ended	Average Annual Total Return Ended 06/30/2020
	Date	06/30/2020	1 Year	5 Years	10 Years	Life of Fund
Class S	04/29/2005	–7.89%	1.68%	3.10%	6.49%	4.40%
Class I2	01/30/2018	–7.70%	2.11%	3.33%	6.61%	4.48%
MSCI EAFE® Index (Net)[1,3]		–11.34%	–5.13%	2.05%	5.73%	4.15%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("Management") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2019 were 1.47% and 1.72% for Class I and Class S shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios were 1.01% and 1.51% after expense reimbursements and/or fee waivers for Class I and Class S shares, respectively. The expense ratios for the semi-annual period ended June 30, 2020 can be found in the Financial Highlights section of this report.

2

Endnotes

1  The date used to calculate Life of Fund performance for the index is April 29, 2005, the inception date of Class S shares, the Fund's oldest share class.

2  Performance shown prior to January 30, 2018, for Class I shares is that of Class S shares, which has higher expenses and correspondingly lower returns than Class I shares.

3  The MSCI EAFE® Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Please note that the index described in this report does not take into account any fees, expenses or tax consequences of investing in the individual securities that it tracks (except the withholding taxes noted above), and that individuals cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC ("Management") and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.

© 2020 Neuberger Berman BD LLC, distributor. All rights reserved.

3

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2020 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL EQUITY PORTFOLIO

Actual	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During the Period 1/1/20 – 6/30/20		Expense Ratio
Class I	$1,000.00	$923.00	$4.78	(a)	1.00%
Class S	$1,000.00	$921.10	$7.16	(a)	1.50%
Hypothetical (5% annual return before expenses)
Class I	$1,000.00	$1,019.89	$5.02	(b)	1.00%
Class S	$1,000.00	$1,017.40	$7.52	(b)	1.50%

(a)  For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

(b)  Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 182/366 (to reflect the one-half year period shown).

4

Legend International Equity Portfolio (Unaudited) June 30, 2020

Counterparties:

SSB = State Street Bank and Trust Company

5

Schedule of Investments International Equity Portfolio^ (Unaudited) June 30, 2020

NUMBER OF SHARES		VALUE
Common Stocks 97.2%
Austria 1.3%
26,640	BAWAG Group AG	$921,798	*(a)
Belgium 0.9%
11,662	KBC Group NV	669,996
Canada 1.4%
11,334	Alimentation Couche-Tard, Inc. Class B	355,398
4,558	Kinaxis, Inc.	651,536	*
		1,006,934
China 1.0%
25,872	Alibaba Group Holding Ltd.	698,124	*
Finland 0.1%
1,827	Huhtamaki OYJ	72,278	*
France 7.4%
4,037	Air Liquide SA	583,696
3,467	Arkema SA	333,262
8,477	Pernod-Ricard SA	1,334,842
9,146	Schneider Electric SE	1,017,370
5,523	Teleperformance	1,406,607
17,223	TOTAL SA	664,092
		5,339,869
Germany 10.7%
1,941	adidas AG	511,748	*
16,692	Brenntag AG	885,011
15,646	CTS Eventim AG & Co. KGaA	653,314	*
3,373	Deutsche Boerse AG	610,434
15,311	Gerresheimer AG	1,414,972
35,071	Infineon Technologies AG	821,790
1,331	SAP SE	186,060
10,320	SAP SE ADR	1,444,800
12,047	Scout24 AG	932,049	(a)
5,471	Stabilus SA	287,147
		7,747,325
Hong Kong 3.5%
83,000	AIA Group Ltd.	776,681
194,900	HKBN Ltd.	341,769
143,300	Techtronic Industries Co. Ltd.	1,417,889
		2,536,339
India 1.0%
74,224	Infosys Ltd. ADR	717,004
NUMBER OF SHARES		VALUE
Ireland 4.6%
11,084	AerCap Holdings NV	$341,387	*
38,903	CRH PLC	1,335,050
10,584	Kerry Group PLC Class A	1,314,821
11,112	Smurfit Kappa Group PLC	373,427
		3,364,685
Israel 2.0%
13,527	Check Point Software Technologies Ltd.	1,453,206	*
Italy 1.3%
52,455	Nexi SpA	909,597	*(a)
Japan 11.7%
25,900	Bridgestone Corp.	835,934
5,800	Daikin Industries Ltd.	938,440
10,500	Hoya Corp.	1,005,469
131,400	Ichigo, Inc.	331,314
4,800	Kao Corp.	380,918
500	Keyence Corp.	209,531
110,900	Sanwa Holdings Corp.	996,613
7,300	SCSK Corp.	357,151
9,600	Shionogi & Co. Ltd.	602,240
9,000	TechnoPro Holdings, Inc.	519,566
18,200	Terumo Corp.	692,742
12,300	Tokio Marine Holdings, Inc.	538,408
16,500	Toyota Motor Corp.	1,037,587
		8,445,913
Netherlands 6.8%
4,928	ASML Holding NV	1,802,726
11,585	Heineken NV	1,068,072	(b)
29,299	Intertrust NV	499,028	(a)
14,968	Koninklijke Philips NV	699,273	*
7,680	NXP Semiconductors NV	875,827
		4,944,926
Norway 0.7%
75,229	Sbanken ASA	492,636	*(a)
Singapore 0.9%
45,200	DBS Group Holdings Ltd.	680,116
Spain 0.7%
12,302	Befesa SA	479,733	(a)
Sweden 1.8%
56,711	Assa Abloy AB Class B	1,160,731
2,813	Autoliv, Inc.	181,467
		1,342,198

See Notes to Financial Statements

6

Schedule of Investments International Equity Portfolio^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
Switzerland 13.5%
17,578	Julius Baer Group Ltd.	$738,233
1,543	Lonza Group AG	817,323
13,957	Novartis AG	1,215,948
994	Partners Group Holding AG	905,229
4,556	Roche Holding AG	1,578,424
269	SGS SA	658,954
67,436	SIG Combibloc Group AG	1,097,297	*
5,484	Sonova Holding AG	1,097,761
2,907	Tecan Group AG	1,030,268
54,287	UBS Group AG	626,963
		9,766,400
United Kingdom 21.0%
49,147	Barratt Developments PLC	302,064
104,061	Biffa PLC	260,015	(a)
60,316	Bunzl PLC	1,617,863
73,655	Clinigen Group PLC	738,173
16,073	DCC PLC	1,341,190
19,009	Diageo PLC	631,809
137,248	Electrocomponents PLC	1,142,503
47,067	Fevertree Drinks PLC	1,193,123
229,825	Ibstock PLC	511,347	(a)
6,934	London Stock Exchange Group PLC	721,103
51,989	Prudential PLC	783,373
14,388	Reckitt Benckiser Group PLC	1,323,673
43,237	RELX PLC	1,000,753
55,526	Rentokil Initial PLC	351,100
49,669	Rightmove PLC	335,740
15,594	Savills PLC	159,043
44,040	Smith & Nephew PLC	820,625
20,704	Spectris PLC	646,639
67,502	St. James's Place PLC	793,720
10,118	Unilever NV	539,469
		15,213,325
NUMBER OF SHARES		VALUE
United States 4.9%
6,571	Aon PLC Class A	$1,265,575
15,025	Ferguson PLC	1,228,542
13,129	QIAGEN NV	565,531	*
286,745	Samsonite International SA	292,491	*(a)
5,512	Sensata Technologies Holding PLC	205,212	*
		3,557,351
	Total Common Stocks (Cost $61,295,517)	70,359,753
Short-Term Investments 2.6%
Investment Companies 2.6%
1,817,432	State Street Institutional Treasury Money Market Fund Premier Class, 0.11%(c)	1,817,432
87,165	State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(c)	87,165	(d)
	Total Short-Term Investments (Cost $1,904,597)	1,904,597
	Total Investments 99.8% (Cost $63,200,114)	72,264,350
	Other Assets Less Liabilities 0.2%	125,451
	Net Assets 100.0%	$72,389,801

*  Non-income producing security.

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at June 30, 2020 amounted to $5,298,694, which represents 7.3% of net assets of the Fund.

(b)  The security or a portion of this security is on loan at June 30, 2020. Total value of all such securities at June 30, 2020 amounted to $82,971 for the Fund (see Note A of the Notes to Financial Statements).

(c)  Represents 7-day effective yield as of June 30, 2020.

(d)  Represents investment of cash collateral received from securities lending.

See Notes to Financial Statements

7

Schedule of Investments International Equity Portfolio^ (Unaudited) (cont'd)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Trading Companies & Distributors	$5,215,306	7.2%
Life Sciences Tools & Services	4,566,267	6.3%
Capital Markets	4,395,682	6.1%
Health Care Equipment & Supplies	4,315,870	6.0%
Beverages	4,227,846	5.8%
Professional Services	4,084,908	5.6%
Software	3,735,602	5.2%
Semiconductors & Semiconductor Equipment	3,500,343	4.8%
Pharmaceuticals	3,396,612	4.7%
Insurance	3,364,037	4.6%
Building Products	3,095,784	4.3%
Banks	2,764,546	3.8%
IT Services	1,983,752	2.7%
Construction Materials	1,846,397	2.6%
Machinery	1,705,036	2.4%
Containers & Packaging	1,543,002	2.1%
Industrial Conglomerates	1,341,190	1.9%
Household Products	1,323,673	1.8%
Food Products	1,314,821	1.8%
Interactive Media & Services	1,267,789	1.7%
Electrical Equipment	1,222,582	1.7%
Commercial Services & Supplies	1,090,848	1.5%
Automobiles	1,037,587	1.4%
Auto Components	1,017,401	1.4%
Personal Products	920,387	1.3%
Chemicals	916,958	1.3%
Electronic Equipment, Instruments & Components	856,170	1.2%
Textiles, Apparel & Luxury Goods	804,239	1.1%
Internet & Direct Marketing Retail	698,124	1.0%
Oil, Gas & Consumable Fuels	664,092	0.9%
Entertainment	653,314	0.9%
Real Estate Management & Development	490,357	0.7%
Food & Staples Retailing	355,398	0.5%
Diversified Telecommunication Services	341,769	0.5%
Household Durables	302,064	0.4%
Short-Term Investments and Other Assets—Net	2,030,048	2.8%
	$72,389,801	100.0%

See Notes to Financial Statements

8

Schedule of Investments International Equity Portfolio^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of June 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Austria	$—	$921,798	$—	$921,798
Belgium	—	669,996	—	669,996
China	—	698,124	—	698,124
Finland	—	72,278	—	72,278
France	—	5,339,869	—	5,339,869
Germany	1,444,800	6,302,525	—	7,747,325
Hong Kong	—	2,536,339	—	2,536,339
Ireland	341,387	3,023,298	—	3,364,685
Italy	—	909,597	—	909,597
Japan	—	8,445,913	—	8,445,913
Netherlands	2,442,927	2,501,999	—	4,944,926
Norway	—	492,636	—	492,636
Singapore	—	680,116	—	680,116
Spain	—	479,733	—	479,733
Sweden	181,467	1,160,731	—	1,342,198
Switzerland	—	9,766,400	—	9,766,400
United Kingdom	—	15,213,325	—	15,213,325
United States	2,036,318	1,521,033	—	3,557,351
Other Common Stocks(a)	3,177,144	—	—	3,177,144
Total Common Stocks	9,624,043	60,735,710	—	70,359,753
Short-Term Investments	—	1,904,597	—	1,904,597
Total Investments	$9,624,043	$62,640,307	$—	$72,264,350

(a)  The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

9

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

INTERNATIONAL EQUITY PORTFOLIO
June 30, 2020
Assets
Investments in securities, at value*† (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$72,264,350
Foreign currency(b)	72,376
Dividends and interest receivable	299,084
Receivable for securities sold	107,205
Receivable from Management—net (Note B)	3,796
Receivable for securities lending income (Note A)	67
Prepaid expenses and other assets	2,111
Total Assets	72,748,989
Liabilities
Payable to investment manager—net (Note B)	50,396
Payable for securities purchased	115,120
Payable for Fund shares redeemed	15,410
Payable to trustees	13,043
Payable for audit fees	26,095
Payable for custodian fees	24,796
Payable for loaned securities collateral (Note A)	87,165
Other accrued expenses and payables	27,163
Total Liabilities	359,188
Net Assets	$72,389,801
Net Assets consist of:
Paid-in capital	$59,692,072
Total distributable earnings/(losses)	12,697,729
Net Assets	$72,389,801
Net Assets
Class I	$58,087,236
Class S	14,302,565
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	4,568,638
Class S	1,124,769
Net Asset Value, offering and redemption price per share
Class I	$12.71
Class S	12.72
†Securities on loan, at value:
Unaffiliated issuers	$82,971
*Cost of Investments:
(a) Unaffiliated Issuers	$63,200,114
(b) Total cost of foreign currency	$71,405

See Notes to Financial Statements

10

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

INTERNATIONAL EQUITY PORTFOLIO
For the Six Months Ended June 30, 2020
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$792,395
Interest and other income—unaffiliated issuers	5,898
Income from securities loaned—net	5,448
Foreign taxes withheld	(69,256)
Total income	$734,485
Expenses:
Investment management fees (Note B)	301,391
Administration fees (Note B):
Class I	85,231
Class S	21,142
Distribution fees (Note B):
Class S	17,618
Audit fees	22,455
Custodian and accounting fees	40,636
Insurance	1,293
Legal fees	10,389
Shareholder reports	4,432
Trustees' fees and expenses	25,881
Miscellaneous	7,146
Total expenses	537,614
Expenses reimbursed by Management (Note B)	(146,664)
Total net expenses	390,950
Net investment income/(loss)	$343,535
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(1,276,909)
Settlement of foreign currency transactions	(1,763)
Net increase from payments by affiliates (Note B)	37,878
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(5,839,455)
Foreign currency translations	3,237
Net gain/(loss) on investments	(7,077,012)
Net increase/(decrease) in net assets resulting from operations	$(6,733,477)

See Notes to Financial Statements

11

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	INTERNATIONAL EQUITY PORTFOLIO
	Six Months Ended June 30, 2020 (Unaudited)	Fiscal Year Ended December 31, 2019
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$343,535	$687,719
Net realized gain/(loss) on investments	(1,278,672)	3,846,198
Net increase from payments by affiliates (Note B)	37,878	—
Change in net unrealized appreciation/(depreciation) of investments	(5,836,218)	14,376,583
Net increase/(decrease) in net assets resulting from operations	(6,733,477)	18,910,500
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(3,127,585)
Class S	—	(680,381)
Total distributions to shareholders	—	(3,807,966)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	—	266,083
Class S	518,255	922,972
Proceeds from reinvestment of dividends and distributions:
Class I	—	3,127,585
Class S	—	680,381
Payments for shares redeemed:
Class I	(2,429,249)	(2,931,305)
Class S	(1,395,559)	(3,577,754)
Net increase/(decrease) from Fund share transactions	(3,306,553)	(1,512,038)
Net Increase/(Decrease) in Net Assets	(10,040,030)	13,590,496
Net Assets:
Beginning of period	82,429,831	68,839,335
End of period	$72,389,801	$82,429,831

See Notes to Financial Statements

12

Notes to Financial Statements International Equity Portfolio (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust International Equity Portfolio (the "Fund") is a separate operating series of the Trust, and is diversified. The Fund offers Class I and Class S shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.

The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management" or "NBIA") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.

2  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—unadjusted quoted prices in active markets for identical investments

•  Level 2—other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3—unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP")

13

provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. The Board has approved the use of ICE Data Pricing & Reference Data LLC ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which the Fund's share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

3  Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is

14

recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5  Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2020, the Fund did not have any unrecognized tax positions.

For federal income tax purposes, the estimated cost in value of investments held at June 30, 2020 was $63,295,003. The estimated gross unrealized appreciation was $12,949,619 and estimated gross unrealized depreciation was $3,980,272 resulting in net unrealized appreciation of $8,969,347 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2019, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.

The tax character of distributions paid during the years ended December 31, 2019, and December 31, 2018, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2019	2018
$619,365	$336,259	$3,188,601	$3,807,966	$336,259

As of December 31, 2019, the components of distributable earnings/ (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$851,191	$3,769,067	$14,810,948	$—	$—	$19,431,206

15

The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales.

6  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

7  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund's expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

9  Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

10  Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by (a) the 1940 Act, (b) the exemptive order from the Securities and Exchange Commission ("SEC") that permits the Fund to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order, or (c) the ETF's exemptive order or other relief. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will decrease returns.

11  Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender's fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial cash collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day's market value of the loaned securities (105% in the case of international securities). Thereafter, the value of the cash collateral is monitored on a daily basis, and cash collateral is moved daily between a counterparty and the Fund until the close of the transaction. The Fund may only receive collateral in the form of cash (U.S. dollars). Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street. The risks associated with lending portfolio securities include, but are not

16

limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.

As of June 30, 2020, the Fund had outstanding loans of securities to certain approved brokers, with a value of $82,971, for which it received collateral as follows:

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions(a) Common Stocks	$87,165	$—	$—	$—	$87,165

(a)  Amounts represent the payable for loaned securities collateral received.

The Fund is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions, if any, that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund's securities lending assets at fair value are reported gross in the Statement of Assets and Liabilities. The following tables present the Fund's securities lending assets by counterparty and net of the related collateral received by the Fund for assets as of June 30, 2020.

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Securities Lending	$82,971	$—	$82,971
Total	$82,971	$—	$82,971

  Gross Amounts Not Offset in the Statement of Assets and Liabilities

Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Liabilities Available for Offset	Cash Collateral Received(a)	Net Amount(b)
SSB	$82,971	$—	$(82,971)	$—
Total	$82,971	$—	$(82,971)	$—

(a)  Collateral received is limited to an amount not to exceed 100% of the net amount of assets in the tables presented above.

(b)  Net Amount represents amounts subject to loss at June 30, 2020, in the event of a counterparty failure.

12  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

13  Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

14  Other matters—Coronavirus: The recent outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of

17

this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA a fee at the annual rate of 0.85% of the first $250 million of the Fund's average daily net assets, 0.825% of the next $250 million, 0.80% of the next $250 million, 0.775% of the next $250 million, 0.75% of the next $500 million, 0.725% of the next $1 billion, and 0.70% of average daily net assets in excess of $2.5 billion. Accordingly, for the six months ended June 30, 2020, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.85% of the Fund's average daily net assets.

The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.

NBIA has contractually agreed to waive fees and/or reimburse the Fund's Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, taxes, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class's annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.

During the six months ended June 30, 2020, there was no repayment to NBIA under these agreements.

At June 30, 2020, the Fund's contingent liabilities to NBIA under the agreements were as follows:

			Expenses Reimbursed in Year Ended December 31,
			2017	2018	2019	2020
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2020	2021	2022	2023
Class I	1.00%	12/31/23	$—	$262,560 (b)	$281,611	$131,622
Class S	1.50%	12/31/23	198,263	52,969	34,567	15,042

(a)  Expense limitation per annum of the Fund's average daily net assets.

(b)  Period from January 30, 2018 (Commencement of Operations) to December 31, 2018.

Neuberger Berman BD LLC (the "Distributor") is the Fund's "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund's Class I shares without sales commission or other

18

compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund's Class I shares.

The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S's average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

For the six months ended June 30, 2020, the Fund recorded a capital contribution from Management in the amount of $37,878. This amount was paid in connection with losses incurred in the execution of a trade.

Note C—Securities Transactions:

During the six months ended June 30, 2020, there were purchase and sale transactions of long-term securities of $15,162,212 and $18,473,819, respectively.

During the six months ended June 30, 2020, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2020, and for the year ended December 31, 2019, was as follows:

For the Six Months Ended June 30, 2020

	Shares Sold	Shares Issued on Reinvestment of Distributions	Dividends and Redeemed	Shares Total
Class I	—	—	(218,717)	(218,717)
Class S	42,926	—	(113,296)	(70,370)

For the Year Ended December 31, 2019

	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	20,804	246,849	(223,128)	44,525
Class S	72,386	53,489	(279,674)	(153,799)

Note E—Line of Credit:

At June 30, 2020, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by Management also participate in this line of credit on substantially the same terms. Interest is charged

19

on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2020. During the period ended June 30, 2020, the Fund did not utilize the Credit Facility.

Note F—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

20

Financial Highlights

International Equity Portfolio

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class I
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Period From January 30, 2018(a) to December 31, 2018
Net Asset Value, Beginning of Period	$13.77		$11.30	$14.42
Income From Investment Operations:
Net Investment Income/(Loss)@	0.06		0.13	0.13
Net Gains or Losses on Securities (both realized and unrealized)	(1.13)		3.01	(3.18)
Total From Investment Operations	(1.07)		3.14	(3.05)
Less Distributions From:
Net Investment Income	—		(0.12)	(0.07)
Net Realized Capital Gains	—		(0.55)	—
Total Distributions	—		(0.67)	(0.07)
Voluntary Contribution from Management	0.01		—	—
Net Asset Value, End of Period	$12.71		$13.77	$11.30
Total Return†	(7.70	)%*(b)	28.35%^	(21.20	)%*
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$58.1		$65.9	$53.6
Ratio of Gross Expenses to Average Net Assets#	1.47	%**	1.47%	1.49	%**
Ratio of Net Expenses to Average Net Assets	1.00	%**	1.00%	1.01	%**
Ratio of Net Investment Income/(Loss) to Average Net Assets	1.07	%**	1.00%	1.12	%**
Portfolio Turnover Rate	22	%*	26%	31	%^^*

See Notes to Financial Highlights

21

Financial Highlights (cont'd)

Class S
	Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$13.81		$11.30	$13.63	$10.82	$11.15	$11.12
Income From Investment Operations:
Net Investment Income/(Loss)@	0.03		0.06	0.02	0.05	0.08	0.07
Net Gains or Losses on Securities (both realized and unrealized)	(1.13)		3.02	(2.33)	2.84	(0.28)	0.10
Total From Investment Operations	(1.10)		3.08	(2.31)	2.89	(0.20)	0.17
Less Distributions From:
Net Investment Income	—		(0.02)	(0.02)	(0.08)	(0.07)	(0.11)
Net Realized Capital Gains	—		(0.55)	—	—	(0.06)	(0.03)
Total Distributions	—		(0.57)	(0.02)	(0.08)	(0.13)	(0.14)
Voluntary Contribution from Management	0.01		—	—	—	—	—
Net Asset Value, End of Period	$12.72		$13.81	$11.30	$13.63	$10.82	$11.15
Total Return†	(7.89	)%*(b)	27.69%^	(16.95)%	26.76%	(1.82)%	1.53%^
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$14.3		$16.5	$15.2	$83.6	$74.8	$76.5
Ratio of Gross Expenses to Average Net Assets#	1.72	%**	1.72%	1.73%	1.74%	1.78%	1.73%
Ratio of Net Expenses to Average Net Assets	1.50	%**	1.50%	1.51%	1.50%	1.50%	1.50%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.57	%**	0.51%	0.13%	0.42%	0.76%	0.61%
Portfolio Turnover Rate	22	%*	26%	31%	23%	28%	27%

See Notes to Financial Highlights

22

Notes to Financial Highlights International Equity Portfolio (Unaudited)

@  Calculated based on the average number of shares outstanding during each fiscal period.

(a)  The date investment operations commenced.

(b)  Had the Fund not received the voluntary contribution listed in Note B of the Notes to Financial Statements, the total return based on per share NAV for the six months ended June 30, 2020, would have been:

Six Months Ended June 30, 2020
Class I	(7.77)%
Class S	(7.97)%

†  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

^  The class action proceeds received in 2015 had no impact on the Fund's total returns for the year ended December 31, 2015. Had the Fund not received class action proceeds in 2019, total return based on per share NAV for the year ended December 31, 2019 would have been:

Year Ended December 31, 2019
Class I	28.07%
Class S	27.41%

*  Not annualized.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.

**  Annualized.

^^  Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2018 for Class I.

23

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2019). The Trust's Forms N-Q and N-PORT are available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-Q or Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll free).

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the "Liquidity Rule"), as amended, the Fund has established a liquidity risk management program (the "Program"). The Program seeks to assess and manage the Fund's liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund. The Board has approved the designation of NBIA Funds' Liquidity Committee, comprised of NBIA employees, as the program administrator (the "Program Administrator"). The Program Administrator is responsible for implementing and monitoring the Program and utilizes NBIA personnel to assess and review, on an ongoing basis, the Fund's liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of the Fund's liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund's investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Program Administrator's assessment of the investments' liquidity under current market conditions. The Program Administrator also utilizes information about the Fund's investment strategy, the characteristics of the Fund's shareholder base and historical redemption activity.

The Program Administrator provided the Board with a written report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation from June 1, 2019 through March 31, 2020. During the period covered by this report, the Program Administrator reported that the Program effectively assisted the Program Administrator in monitoring whether the Fund maintained a level of liquidity appropriate for its shareholder base and historical redemption activity.

In addition, the Program Administrator provided the Board with supplemental information on the Program's operations for a more recent period due to the market volatility created by the COVID-19 pandemic. During the period affected by the COVID-19 pandemic, the Program Administrator reported that the Program effectively assisted the Program Administrator in monitoring whether the Fund maintained a level of liquidity appropriate to its shareholder base and historical redemption activity.

24

Neuberger Berman
Advisers Management Trust

Mid Cap Growth Portfolio

I Class Shares

S Class Shares

Semi-Annual Report

June 30, 2020

B0736 08/20

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may no longer receive paper copies of the Fund's annual and semi-annual shareholder reports by mail from the insurance company that issued your variable annuity and variable life insurance contract or from the financial intermediary that administers your qualified pension or retirement plan, unless you specifically request paper copies of the reports from your insurance company or financial intermediary. Instead, the reports will be made available on the Fund's website www.nb.com/AMTliterature, and may also be available on a website from the insurance company or financial intermediary that offers your contract or administers your retirement plan, and such insurance company or financial intermediary will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or financial intermediary electronically by following the instructions provided by the insurance company or financial intermediary. If offered by your insurance company or financial intermediary, you may elect to receive all future reports in paper and free of charge from the insurance company or financial intermediary. You can contact your insurance company or financial intermediary if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract or retirement plan.

Mid Cap Growth Portfolio Commentary

The Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio Class I returned 6.59% for the six months ended June 30, 2020 (the reporting period), outperforming its benchmark, the Russell Midcap® Growth Index (the Index), which returned 4.16% for the same period. (Performance for all share classes is provided in the table immediately following this letter.)

Any discussion of near-term performance ultimately settles on the onset and spread of COVID-19 and the resulting unprecedented social and business constraints, mounting debt burdens and solvency concerns, robust monetary and fiscal stimulus efforts and the inevitable shifting of consumer behavior and business trends as new drivers of growth emerge. Of equal note is the magnitude and whipsaw frequency of the volatility that subsequently occurred, with exaggerated fear and optimism driving both a stunning market decline and surprisingly swift market recovery. While the reporting period ended with a prevailing wave of positive reopening momentum, that sentiment feels tenuous to us as we still face a legitimate wall of worry highlighted by resurgent COVID-19 hotspots, elevated unemployment and an uncertain landscape for small- and medium-sized businesses.

For the reporting period, the Fund remained focused on Information Technology (IT), Health Care, Industrials and Consumer Discretionary names and those allocation decisions remain reflective of the secular trends and intriguing catalysts that we continued to identify in those sectors. With few modern parallels to serve as a guide, a focus on higher qualitative characteristics, balance sheet strength and COVID-19 resilient or resistant catalysts and business models proved beneficial as strong stock selection within IT, coupled with positive results from Health Care and Industrials, drove the Fund's relative outperformance versus the Index. At the industry level, the accelerated pace of digital transformation was a tailwind for multiple IT segments, while segments reliant on elective medical procedures, credit, travel-related discretionary spending or more "brick and mortar" capital expenditures were broadly challenged by the new COVID-reality. Drilling down to our holdings, Teladoc Health, Inc. was the top contributor to performance while MasTec, Inc. was the leading detractor. Teladoc, which provides a comprehensive virtual healthcare solution via personal devices, delivered strong results as the impact of social distancing appeared to reinforce the viability of tele-medicine as an effective alternative to in-person consultations. MasTec, an infrastructure construction company primarily focused on oil & gas, communication and water projects, was impacted by the social distancing and capital expenditure implications of COVID-19 and the Saudi-Russian oil price war, both of which clouded the outlook for future projects and led us to exit our position.

Looking ahead, we anticipate uncertainty to remain a constant and believe that such an environment underscores the value of active management and the importance of bottom-up fundamental and qualitative analysis. We believe fully vetting catalysts, operating strategies, management, balance sheet strength and financial self-reliance should continue to prove invaluable in navigating the business constraints associated with an unprecedented social and economic environment and, ultimately, in distinguishing between the corporate "haves and have-nots." Lastly, with fluctuating "recovery" versus "fear of a second wave" market sentiment now seemingly part of the new normal, our research emphasis will remain on identifying higher quality COVID-19 resilient and resistant plays that we believe are capable of capitalizing on either pent-up demand, evolving needs or new opportunities.

Sincerely,

KENNETH J. TUREK
PORTFOLIO MANAGER

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio manager. The opinions are as of the date of this report and are subject to change without notice.

1

Mid Cap Growth Portfolio

SECTOR ALLOCATION

(as a % of Total Investments*)
Communication Services	3.9%
Consumer Discretionary	11.6
Consumer Staples	3.5
Financials	5.0
Health Care	21.3
Industrials	16.2
Information Technology	35.3
Materials	0.9
Real Estate	0.6
Short-Term Investments	1.7
Total	100.0%

*  Derivatives, if any, are excluded from this chart.

PERFORMANCE HIGHLIGHTS

	Inception	Six Month Period Ended	Average Annual Total Return Ended 06/30/2020
	Date	06/30/2020	1 Year	5 Years	10 Years	Life of Fund
Class I	11/03/1997	6.59%	12.09%	9.77%	13.86%	9.61%
Class S2	02/18/2003	6.48%	11.85%	9.45%	13.56%	9.39%
Russell Midcap® Growth Index[1,3]		4.16%	11.91%	11.60%	15.09%	8.84%
Russell Midcap® Index[1,3]		–9.13%	–2.24%	6.76%	12.35%	8.95%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("Management") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2019 were 0.93% and 1.18% for Class I and Class S shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratio was 1.11% after expense reimbursements and/or fee waivers for Class S shares. The expense ratios for the semi-annual period ended June 30, 2020 can be found in the Financial Highlights section of this report.

2

Endnotes

1  The date used to calculate Life of Fund performance for the index is November 3, 1997, the inception date of Class I shares, the Fund's oldest share class.

2  Performance shown prior to February 18, 2003 for Class S shares is that of Class I shares, which has lower expenses and correspondingly higher returns than Class S shares.

3  The Russell Midcap® Growth Index is a float-adjusted market capitalization-weighted index that measures the performance of the mid-cap growth segment of the U.S. equity market. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth rates. The index is rebalanced annually in June. The Russell Midcap Index is a float-adjusted market capitalization-weighted index that measures the performance of the mid-cap segment of the U.S. equity market. It includes approximately 800 of the smallest securities in the Russell 1000® Index. The index is rebalanced annually in June. Please note that the indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC ("Management") and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.

© 2020 Neuberger Berman BD LLC, distributor. All rights reserved.

3

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2020 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MID CAP GROWTH PORTFOLIO

Actual	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During the Period 1/1/20 – 6/30/20		Expense Ratio
Class I	$1,000.00	$1,065.90	$4.67	(a)	0.91%
Class S	$1,000.00	$1,064.80	$5.65	(a)	1.10%
Hypothetical (5% annual return before expenses)
Class I	$1,000.00	$1,020.34	$4.57	(b)	0.91%
Class S	$1,000.00	$1,019.39	$5.52	(b)	1.10%

(a)  For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

(b)  Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 182/366 (to reflect the one-half year period shown).

4

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited) June 30, 2020

NUMBER OF SHARES		VALUE
Common Stocks 98.1%
Aerospace & Defense 2.4%
35,000	Axon Enterprise, Inc.	$3,434,550	*
45,000	HEICO Corp.	4,484,250
12,500	Teledyne Technologies, Inc.	3,886,875	*
		11,805,675
Auto Components 0.6%
40,000	Aptiv PLC	3,116,800
Banks 1.1%
25,000	SVB Financial Group	5,388,250	*
Beverages 0.7%
6,500	Boston Beer Co., Inc. Class A	3,488,225	*
Biotechnology 4.5%
40,000	ACADIA Pharmaceuticals, Inc.	1,938,800	*
22,500	Ascendis Pharma A/S ADR	3,327,750	*
60,000	Exact Sciences Corp.	5,216,400	*
45,000	Global Blood Therapeutics, Inc.	2,840,850	*
32,500	Incyte Corp.	3,379,025	*
32,500	Seattle Genetics, Inc.	5,522,400	*
		22,225,225
Capital Markets 3.1%
40,000	Cboe Global Markets, Inc.	3,731,200
50,000	Houlihan Lokey, Inc.	2,782,000
9,000	MarketAxess Holdings, Inc.	4,508,280
60,000	Raymond James Financial, Inc.	4,129,800
		15,151,280
Commercial Services & Supplies 3.2%
32,500	Cintas Corp.	8,656,700
75,750	Waste Connections, Inc.	7,104,593
		15,761,293
Communications Equipment 0.9%
30,000	Motorola Solutions, Inc.	4,203,900
Containers & Packaging 0.9%
65,000	Ball Corp.	4,516,850
Diversified Consumer Services 2.0%
53,050	Bright Horizons Family Solutions, Inc.	6,217,460	*
57,500	Chegg, Inc.	3,867,450	*
		10,084,910
NUMBER OF SHARES		VALUE
Electrical Equipment 2.2%
75,000	AMETEK, Inc.	$6,702,750
34,000	Generac Holdings, Inc.	4,145,620	*
		10,848,370
Electronic Equipment, Instruments & Components 5.2%
55,000	Amphenol Corp. Class A	5,269,550
60,000	CDW Corp.	6,970,800
50,000	FLIR Systems, Inc.	2,028,500
60,000	Keysight Technologies, Inc.	6,046,800	*
20,000	Zebra Technologies Corp. Class A	5,119,000	*
		25,434,650
Entertainment 0.5%
20,000	Electronic Arts, Inc.	2,641,000	*
Equity Real Estate Investment Trusts 0.6%
10,000	SBA Communications Corp.	2,979,200
Food & Staples Retailing 1.2%
155,000	BJ's Wholesale Club Holdings, Inc.	5,776,850	*
Food Products 0.6%
45,000	Lamb Weston Holdings, Inc.	2,876,850
Health Care Equipment & Supplies 7.0%
30,000	Haemonetics Corp.	2,686,800	*
45,000	Hill-Rom Holdings, Inc.	4,940,100
19,000	IDEXX Laboratories, Inc.	6,273,040	*
35,000	Insulet Corp.	6,799,100	*
15,000	Masimo Corp.	3,419,850	*
26,500	Penumbra, Inc.	4,738,730	*
15,000	Teleflex, Inc.	5,459,700
		34,317,320
Health Care Providers & Services 2.1%
67,500	Centene Corp.	4,289,625	*
40,000	Encompass Health Corp.	2,477,200
32,500	Quest Diagnostics, Inc.	3,703,700
		10,470,525
Health Care Technology 2.8%
27,500	Teladoc Health, Inc.	5,248,100	*
37,500	Veeva Systems, Inc. Class A	8,790,750	*
		14,038,850

See Notes to Financial Statements

5

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
Hotels, Restaurants & Leisure 3.0%
5,000	Chipotle Mexican Grill, Inc.	$5,261,800	*
40,000	Darden Restaurants, Inc.	3,030,800
57,500	Planet Fitness, Inc. Class A	3,482,775	*
16,500	Vail Resorts, Inc.	3,005,475
		14,780,850
Household Products 1.0%
65,000	Church & Dwight Co., Inc.	5,024,500
Industrial Conglomerates 1.5%
19,500	Roper Technologies, Inc.	7,571,070
Insurance 0.9%
22,500	Arthur J. Gallagher & Co.	2,193,525
20,000	Assurant, Inc.	2,065,800
		4,259,325
Interactive Media & Services 1.5%
22,500	IAC/InterActiveCorp	7,276,500	*
IT Services 9.5%
35,000	Akamai Technologies, Inc.	3,748,150	*
30,000	Booz Allen Hamilton Holding Corp.	2,333,700
27,500	EPAM Systems, Inc.	6,930,275	*
16,500	Jack Henry & Associates, Inc.	3,036,495
25,000	MongoDB, Inc.	5,658,500	*
35,000	Okta, Inc.	7,008,050	*
60,000	Square, Inc. Class A	6,296,400	*
30,000	Twilio, Inc. Class A	6,582,600	*
20,000	Wix.com Ltd.	5,124,400	*
		46,718,570
Life Sciences Tools & Services 3.1%
225,000	Avantor, Inc.	3,825,000	*
16,000	Bio-Rad Laboratories, Inc. Class A	7,223,840	*
155,000	PPD, Inc.	4,154,000	*
		15,202,840
Machinery 2.4%
44,000	IDEX Corp.	6,953,760
67,500	Rexnord Corp.	1,967,625
20,000	Stanley Black & Decker, Inc.	2,787,600
		11,708,985
Media 1.8%
200,000	Altice USA, Inc. Class A	4,508,000	*
55,000	Nexstar Media Group, Inc. Class A	4,602,950
		9,110,950
NUMBER OF SHARES		VALUE
Multiline Retail 0.7%
35,000	Ollie's Bargain Outlet	$3,417,750	*
	Holdings, Inc.
Pharmaceuticals 1.7%
55,000	Catalent, Inc.	4,031,500	*
50,000	Horizon Therapeutics PLC	2,779,000	*
15,000	Jazz Pharmaceuticals PLC	1,655,100	*
2,500	Royalty Pharma PLC	121,375	*
		8,586,975
Professional Services 2.3%
150,000	Clarivate PLC	3,349,500	*
11,000	CoStar Group, Inc.	7,817,370	*
		11,166,870
Road & Rail 1.1%
32,500	Old Dominion Freight Line, Inc.	5,511,675
Semiconductors & Semiconductor Equipment 7.0%
60,000	Entegris, Inc.	3,543,000
35,000	KLA Corp.	6,806,800
200,000	Marvell Technology Group Ltd.	7,012,000
47,500	Microchip Technology, Inc.	5,002,225
32,500	Monolithic Power Systems, Inc.	7,702,500
55,000	Teradyne, Inc.	4,648,050
		34,714,575
Software 12.7%
27,500	Alteryx, Inc. Class A	4,517,700	*
27,000	Atlassian Corp. PLC Class A	4,867,290	*
25,000	Coupa Software, Inc.	6,926,000	*
45,000	Crowdstrike Holdings, Inc. Class A	4,513,050	*
36,500	DocuSign, Inc.	6,285,665	*
37,500	Everbridge, Inc.	5,188,500	*
15,000	HubSpot, Inc.	3,365,250	*
17,500	Paylocity Holding Corp.	2,553,075	*
31,000	Q2 Holdings, Inc.	2,659,490	*
30,000	RingCentral, Inc. Class A	8,550,300	*
36,500	Splunk, Inc.	7,252,550	*
14,500	Trade Desk, Inc. Class A	5,894,250	*
		62,573,120
Specialty Retail 4.7%
37,500	Burlington Stores, Inc.	7,384,875	*
40,000	CarMax, Inc.	3,582,000	*
45,000	Five Below, Inc.	4,810,950	*
13,000	O'Reilly Automotive, Inc.	5,481,710	*
25,000	Ross Stores, Inc.	2,131,000
		23,390,535

See Notes to Financial Statements

6

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
Textiles, Apparel & Luxury Goods 0.5%
30,000	Columbia Sportswear Co.	$2,417,400
Trading Companies & Distributors 1.1%
35,000	United Rentals, Inc.	5,216,400	*
	Total Common Stocks (Cost $333,854,461)	483,774,913
Short-Term Investments 1.7%
Investment Companies 1.7%
8,097,109	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.12%(a) (Cost $8,097,109)	8,097,109
	Total Investments 99.8% (Cost $341,951,570)	491,872,022
	Other Assets Less Liabilities 0.2%	1,195,845
	Net Assets 100.0%	$493,067,867

*  Non-income producing security.

(a)  Represents 7-day effective yield as of June 30, 2020.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of June 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$483,774,913	$—	$—	$483,774,913
Short-Term Investments	—	8,097,109	—	8,097,109
Total Investments	$483,774,913	$8,097,109	$—	$491,872,022

(a)  The Schedule of Investments provides information on the industry categorization for the portfolio.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

7

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

MID CAP GROWTH PORTFOLIO
June 30, 2020
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$491,872,022
Dividends and interest receivable	89,590
Receivable for securities sold	7,014,112
Receivable for Fund shares sold	233,434
Receivable for securities lending income (Note A)	559
Prepaid expenses and other assets	20,732
Total Assets	499,230,449
Liabilities
Payable to investment manager—net (Note B)	216,375
Payable for securities purchased	5,541,193
Payable for Fund shares redeemed	107,699
Payable to administrator—net (Note B)	180,072
Payable to trustees	12,893
Other accrued expenses and payables	104,350
Total Liabilities	6,162,582
Net Assets	$493,067,867
Net Assets consist of:
Paid-in capital	$290,859,263
Total distributable earnings/(losses)	202,208,604
Net Assets	$493,067,867
Net Assets
Class I	$113,333,845
Class S	379,734,022
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	3,572,497
Class S	13,138,081
Net Asset Value, offering and redemption price per share
Class I	$31.72
Class S	28.90
* Cost of Investments:
(a) Unaffiliated Issuers	$341,951,570

See Notes to Financial Statements

8

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

MID CAP GROWTH PORTFOLIO
For the Six Months Ended June 30, 2020
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$977,185
Interest and other income—unaffiliated issuers	64,680
Income from securities loaned—net	9,163
Foreign taxes withheld	(4,202)
Total income	$1,046,826
Expenses:
Investment management fees (Note B)	1,247,651
Administration fees (Note B):
Class I	159,955
Class S	535,495
Distribution fees (Note B):
Class S	446,246
Audit fees	22,455
Custodian and accounting fees	41,926
Insurance	7,840
Legal fees	63,043
Shareholder reports	9,713
Trustees' fees and expenses	25,927
Miscellaneous	3,697
Total expenses	2,563,948
Expenses reimbursed by Management (Note B)	(107,972)
Total net expenses	2,455,976
Net investment income/(loss)	$(1,409,150)
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	26,833,359
Settlement of foreign currency transactions	10
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	3,447,813
Net gain/(loss) on investments	30,281,182
Net increase/(decrease) in net assets resulting from operations	$28,872,032

See Notes to Financial Statements

9

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	MID CAP GROWTH PORTFOLIO
	Six Months Ended June 30, 2020 (Unaudited)	Fiscal Year Ended December 31, 2019
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$(1,409,150)	$(2,166,466)
Net realized gain/(loss) on investments	26,833,369	26,771,062
Change in net unrealized appreciation/(depreciation) of investments	3,447,813	102,143,654
Net increase/(decrease) in net assets resulting from operations	28,872,032	126,748,250
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(7,652,681)
Class S	—	(27,361,448)
Total distributions to shareholders	—	(35,014,129)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	6,261,807	15,626,858
Class S	5,244,075	17,851,730
Proceeds from reinvestment of dividends and distributions:
Class I	—	7,652,681
Class S	—	27,361,448
Payments for shares redeemed:
Class I	(13,874,848)	(24,173,564)
Class S	(28,889,276)	(33,150,767)
Net increase/(decrease) from Fund share transactions	(31,258,242)	11,168,386
Net Increase/(Decrease) in Net Assets	(2,386,210)	102,902,507
Net Assets:
Beginning of period	495,454,077	392,551,570
End of period	$493,067,867	$495,454,077

See Notes to Financial Statements

10

Notes to Financial Statements Mid Cap Growth Portfolio (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund offers Class I and Class S shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.

The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management" or "NBIA") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.

2  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—unadjusted quoted prices in active markets for identical investments

•  Level 2—other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3—unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m.,

11

Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

3  Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5  Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2020, the Fund did not have any unrecognized tax positions.

12

For federal income tax purposes, the estimated cost in value of investments held at June 30, 2020 was $341,923,491. The estimated gross unrealized appreciation was $155,459,729 and estimated gross unrealized depreciation was $5,511,198 resulting in net unrealized appreciation of $149,948,531 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2019, the Fund recorded the following permanent reclassifications related to net operating losses written off and prior year true up adjustments:

Paid-in Capital	Total Distributable Earnings/(Losses)
$ (2,279,877)	$2,279,877

The tax character of distributions paid during the years ended December 31, 2019, and December 31, 2018, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$—	$5,444,501	$35,014,129	$29,010,100	$35,014,129	$34,454,601

As of December 31, 2019, the components of distributable earnings/(accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$—	$26,835,854	$146,500,718	$—	$—	$173,336,572

The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales and tax adjustments related to other investments.

6  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

7  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can

13

otherwise be made fairly. The Fund's expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

9  Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

10  Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by (a) the 1940 Act, (b) the exemptive order from the Securities and Exchange Commission ("SEC") that permits the Fund to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order, or (c) the ETF's exemptive order or other relief. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will decrease returns.

11  Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender's fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial cash collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day's market value of the loaned securities (105% in the case of international securities). Thereafter, the value of the cash collateral is monitored on a daily basis, and cash collateral is moved daily between a counterparty and the Fund until the close of the transaction. The Fund may only receive collateral in the form of cash (U.S. dollars). Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.

As of June 30, 2020, the Fund did not have any outstanding loans of securities.

12  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

13  Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

14  Other matters—Coronavirus: The recent outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of

14

this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2020, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.54% of the Fund's average daily net assets.

The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.

NBIA has contractually agreed to waive fees and/or reimburse the Fund's Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, taxes, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class's annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.

During the six months ended June 30, 2020, there was no repayment to NBIA under these agreements.

At June 30, 2020, the Fund's contingent liabilities to NBIA under the agreements were as follows:

			Expenses Reimbursed in Year Ended December 31,
			2017	2018	2019	2020
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2020	2021	2022	2023
Class I	1.00%	12/31/23	$—	$—	$—	$—
Class S	1.10%	12/31/23	18,432	253,455	240,462	107,972

(a)  Expense limitation per annum of the Fund's average daily net assets.

Neuberger Berman BD LLC (the "Distributor") is the Fund's "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund's Class I shares without sales commission or other

15

compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund's Class I shares.

The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S's average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

Note C—Securities Transactions:

During the six months ended June 30, 2020, there were purchase and sale transactions of long-term securities of $117,515,468 and $144,866,339, respectively.

During the six months ended June 30, 2020, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2020, and for the year ended December 31, 2019, was as follows:

For the Six Months Ended June 30, 2020

	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	228,552	—	(499,763)	(271,211)
Class S	208,890	—	(1,111,493)	(902,603)

For the Year Ended December 31, 2019

	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	537,511	271,372	(831,165)	(22,282)
Class S	690,664	1,063,406	(1,223,003)	531,067

Note E—Line of Credit:

At June 30, 2020, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by Management also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus

16

1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2020. During the period ended June 30, 2020, the Fund did not utilize the Credit Facility.

Note F—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

17

Financial Highlights

Mid Cap Growth Portfolio

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class I
	Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017		2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$29.76		$24.09	$27.79	$22.61		$22.73	$24.50
Income From Investment Operations:
Net Investment Income/(Loss)@	(0.07)		(0.09)	(0.07)	0.01		(0.08)	(0.14)
Net Gains or Losses on Securities (both realized and unrealized)	2.03		7.86	(1.48)	5.68		1.04	0.49
Total From Investment Operations	1.96		7.77	(1.55)	5.69		0.96	0.35
Less Distributions From:
Net Realized Capital Gains	—		(2.10)	(2.15)	(0.51)		(1.08)	(2.14)
Voluntary Contribution from Management	—		—	—	—		—	0.02
Net Asset Value, End of Period	$31.72		$29.76	$24.09	$27.79		$22.61	$22.73
Total Return†	6.59	%*	32.75%^	(6.40)%^	25.29	%^‡	4.40%^	1.28	%^µ
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$113.3		$114.4	$93.2	$106.4		$85.8	$112.6
Ratio of Gross Expenses to Average Net Assets#	0.91	%**	0.92%	0.93%	0.94%		0.99%	0.98%
Ratio of Net Expenses to Average Net Assets	0.91	%**	0.92%	0.93%	0.65	%ß	0.99%	0.98%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.46	)%**	(0.32)%	(0.25)%	0.04	%ß	(0.35)%	(0.54)%
Portfolio Turnover Rate	26	%*	47%	50%	57%		54%	58	%ñ

See Notes to Financial Highlights

18

Financial Highlights (cont'd)

Class S
	Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017		2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$27.14		$22.16	$25.77	$21.12		$21.35	$23.20
Income From Investment Operations:
Net Investment Income/(Loss)@	(0.09)		(0.13)	(0.11)	(0.12)		(0.12)	(0.19)
Net Gains or Losses on Securities (both realized and unrealized)	1.85		7.21	(1.35)	5.28		0.97	0.46
Total From Investment Operations	1.76		7.08	(1.46)	5.16		0.85	0.27
Less Distributions From:
Net Realized Capital Gains	—		(2.10)	(2.15)	(0.51)		(1.08)	(2.14)
Voluntary Contribution from Management	—		—	—	—		—	0.02
Net Asset Value, End of Period	$28.90		$27.14	$22.16	$25.77		$21.12	$21.35
Total Return†	6.48	%*	32.48%^	(6.56)%^	24.56	%^‡	4.16%^	1.00	%^µ
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$379.7		$381.1	$299.4	$317.7		$244.4	$236.6
Ratio of Gross Expenses to Average Net Assets#	1.16	%**	1.17%	1.18%	1.19%		1.24%	1.24%
Ratio of Net Expenses to Average Net Assets	1.10	%**	1.10%	1.10%	1.18	%ß	1.24%	1.24	%§
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.65	)%**	(0.50)%	(0.42)%	(0.52	)%ß	(0.59)%	(0.80)%
Portfolio Turnover Rate	26	%*	47%	50%	57%		54%	58	%ñ

See Notes to Financial Highlights

19

Notes to Financial Highlights Mid Cap Growth Portfolio (Unaudited)

@  Calculated based on the average number of shares outstanding during each fiscal period.

†  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

^  The class action proceeds received in 2019, 2018, 2017, and, 2015 had no impact on the Fund's total returns for the years ended December 31, 2019, 2018, 2017 and 2015, respectively. Had the Fund not received class action proceeds in 2016, total return based on per share NAV for the year ended December 31, 2016 would have been:

Year Ended December 31, 2016
Class I	4.35%
Class S	4.11%

µ  Had the Fund not received a voluntary contribution, total return based on per share NAV for the year ended December 31, 2015 would have been 1.23% and 0.95% for Class I and Class S, respectively.

*  Not Annualized.

**  Annualized.

‡  In May 2016, the Fund's custodian, State Street, announced that it had identified inconsistencies in the way in which the Fund was invoiced for categories of expenses, particularly those deemed "out-of-pocket" costs, from 1998 through November 2015, and refunded to the Fund certain expenses, plus interest, determined to be payable to the Fund for the period in question. These amounts were refunded to the Fund by State Street during the year ended December 31, 2017. These amounts had no impact on Class S's total return for the year ended December 31, 2017. Had the Fund not received the custodian expenses refund, the total return based on per share NAV for the year ended December 31, 2017 for Class I would have been 24.93%.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee and/or if the Fund had not received refunds, plus interest, from State Street noted in ‡ above for custodian out-of-pocket expenses previously paid during the year ended December 31, 2017. Management did not reimburse or waive fees during the fiscal periods shown for Class I. Management did not reimburse or waive fees during fiscal periods ended December 31, 2016 and 2015 for Class S.

§  After repayment of expenses previously reimbursed and/or fees previously waived by Management, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

Year Ended December 31, 2015
Class S	1.24%

20

Notes to Financial Highlights Mid Cap Growth Portfolio (Unaudited) (cont'd)

ñ  On November 6, 2015, the Fund acquired all of the net assets of Neuberger Berman Advisers Management Trust Balanced Portfolio ("Balanced"), Neuberger Berman Advisers Management Trust Growth Portfolio ("Growth") and Neuberger Berman Advisers Management Trust Small Cap Growth Portfolio ("Small Cap Growth") in a tax-free exchange of shares pursuant to a Plan of Reorganization and Dissolution approved by the Board. Portfolio turnover excludes purchases and sales of securities by Balanced, Growth and Small Cap Growth (acquired funds) prior to the merger date.

ß  The custodian expenses refund noted in ‡ above is non-recurring and is included in these ratios. Had the Fund not received the refund, the annualized ratio of net expenses to average net assets and the annualized ratio of net investment income/(loss) to average net assets would have been:

	Ratio of Net Expenses to Average Net Assets Year Ended December 31, 2017	Ratio of Net Investment Income/(Loss) to Average Net Assets Year Ended December 31, 2017
Class I	0.94%	(0.29)%
Class S	1.18%	(0.53)%

21

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2019). The Trust's Forms N-Q and N-PORT are available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-Q or Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll free).

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the "Liquidity Rule"), as amended, the Fund has established a liquidity risk management program (the "Program"). The Program seeks to assess and manage the Fund's liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund. The Board has approved the designation of NBIA Funds' Liquidity Committee, comprised of NBIA employees, as the program administrator (the "Program Administrator"). The Program Administrator is responsible for implementing and monitoring the Program and utilizes NBIA personnel to assess and review, on an ongoing basis, the Fund's liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of the Fund's liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund's investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Program Administrator's assessment of the investments' liquidity under current market conditions. The Program Administrator also utilizes information about the Fund's investment strategy, the characteristics of the Fund's shareholder base and historical redemption activity.

The Program Administrator provided the Board with a written report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation from June 1, 2019 through March 31, 2020. During the period covered by this report, the Program Administrator reported that the Program effectively assisted the Program Administrator in monitoring whether the Fund maintained a level of liquidity appropriate for its shareholder base and historical redemption activity.

In addition, the Program Administrator provided the Board with supplemental information on the Program's operations for a more recent period due to the market volatility created by the COVID-19 pandemic. During the period affected by the COVID-19 pandemic, the Program Administrator reported that the Program effectively assisted the Program Administrator in monitoring whether the Fund maintained a level of liquidity appropriate to its shareholder base and historical redemption activity.

22

Neuberger Berman
Advisers Management Trust

Mid Cap Intrinsic Value Portfolio

I Class Shares

S Class Shares

Semi-Annual Report

June 30, 2020

C0244 08/20

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may no longer receive paper copies of the Fund's annual and semi-annual shareholder reports by mail from the insurance company that issued your variable annuity and variable life insurance contract or from the financial intermediary that administers your qualified pension or retirement plan, unless you specifically request paper copies of the reports from your insurance company or financial intermediary. Instead, the reports will be made available on the Fund's website www.nb.com/AMTliterature, and may also be available on a website from the insurance company or financial intermediary that offers your contract or administers your retirement plan, and such insurance company or financial intermediary will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or financial intermediary electronically by following the instructions provided by the insurance company or financial intermediary. If offered by your insurance company or financial intermediary, you may elect to receive all future reports in paper and free of charge from the insurance company or financial intermediary. You can contact your insurance company or financial intermediary if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract or retirement plan.

Mid Cap Intrinsic Value Portfolio Commentary

The Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio Class I posted a total return of –24.55% for the six months ended June 30, 2020 (the reporting period), underperforming its benchmark, the Russell Midcap® Value Index (the Index), which posted a total return of –18.09% for the same period. (Performance for all share classes is provided in the table immediately following this letter.)

COVID-19 has significantly altered our way of life. Most of the world was severely impacted by the pandemic, which effectively shut down worldwide economies. In order to "flatten the curve" and minimize the spread of the virus, many segments of the economy were shuttered and "stay at home" orders were issued. This caused a severe shock on both the supply and demand sides of the economy. The market reacted by sending stocks into the fastest bear market in history shortly after many indices hit bull market highs.

The stringent shelter in place rules were successful, at least temporarily, in reducing the spread of COVID-19. Monetary authorities and governments around the world were quick to flood the markets with record amounts of liquidity. This policy response, together with apparent advances in treating COVID-19 and developing a vaccine against it, resulted in a sharp rebound in equity markets during the second quarter.

Value investing has trailed growth for over ten years and, for the most part, this trend has accelerated during the current crisis. The discrepancy between growth and value is at record highs. Typically, extreme investment conditions tend to reverse over time. In fact, during certain periods within the second quarter when investors focused on a post-pandemic economic recovery, value stocks beat growth. Our companies, in particular, did extremely well and overall, for the second quarter, the Fund outperformed the Index. At the same time, highly valued growth and momentum stocks performed poorly during these periods.

Many portfolio companies that were hard hit during the first quarter had a strong bounce back in second quarter, though they still posted negative returns for the overall reporting period. Our underweight to the Real Estate sector versus the Index also helped relative performance. On the negative side, performance was adversely impacted by the Fund's travel and leisure related investments, despite our trimming these positions.

We believe that a sustained economic expansion is possible only when one of the treatments or vaccines under development proves to be effective. As we are currently witnessing, when states reopen, COVID-19 cases and hospitalizations tend to increase. Partial shutdowns and a more gradual recovery are likely results.

We anticipate the market to remain volatile as the quantitative factor strategies continue to move between risk-off (momentum, safety, and growth) and risk-on (value and cyclicality) characteristics depending on the latest news related to COVID-19 therapeutics or an increase in the number of cases and the potential negative impact on worldwide economic growth. The upcoming presidential election also creates uncertainty. A Biden victory with a Democratic sweep in Congress could result in new regulations and higher corporate tax rates putting pressure on profit growth, in our opinion. Nevertheless, we strongly believe that the recent massive fiscal and monetary stimulus should result in robust GDP growth if COVID-19 is brought under control. The potential for strong economic growth and a record valuation gap between growth and value equities creates, in our opinion, an attractive opportunity for our style of value investing, hopefully in the near future.

Sincerely,

MICHAEL C. GREENE
PORTFOLIO MANAGER

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio manager. The opinions are as of the date of this report and are subject to change without notice.

1

Mid Cap Intrinsic Value Portfolio

SECTOR ALLOCATION

(as a % of Total Investments*)
Communication Services	2.0%
Consumer Discretionary	10.5
Consumer Staples	7.9
Energy	6.7
Financials	8.2
Health Care	9.4
Industrials	15.1
Information Technology	20.1
Materials	2.7
Real Estate	1.6
Utilities	8.0
Short-Term Investments	7.8
Total	100.0%

* Derivatives, if any, are excluded from this chart.

PERFORMANCE HIGHLIGHTS

	Inception	Six Month Period Ended	Average Annual Total Return Ended 06/30/2020
	Date	06/30/2020	1 Year	5 Years	10 Years	Life of Fund
Class I	08/22/2001	–24.55%	–22.49%	–2.10%	7.35%	5.97%
Class S2	04/29/2005	–24.63%	–22.70%	–2.33%	7.11%	5.78%
Russell Midcap® Value Index[1,3]		–18.09%	–11.81%	3.32%	10.29%	8.30%
Russell Midcap® Index[1,3]		–9.13%	–2.24%	6.76%	12.35%	9.05%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("Management") had not reimbursed certain expenses and/ or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/ or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/ or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2019 were 1.02% and 1.27% for Class I and Class S shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratio was 1.26% after expense reimbursements and/or fee waivers for Class S shares. The expense ratios for the semi-annual period ended June 30, 2020 can be found in the Financial Highlights section of this report.

2

Endnotes

1  The date used to calculate Life of Fund performance for the index is August 22, 2001, the inception date of Class I shares, the Fund's oldest share class.

2  Performance shown prior to April 29, 2005 for Class S shares is that of Class I shares, which has lower expenses and correspondingly higher returns than Class S shares.

3  The Russell Midcap® Value Index is a float-adjusted market capitalization-weighted index that measures the performance of the mid-cap value segment of the U.S. equity market. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth rates. The index is rebalanced annually in June. The Russell Midcap Index is a float-adjusted market capitalization-weighted index that measures the performance of the mid-cap segment of the U.S. equity market. It includes approximately 800 of the smallest securities in the Russell 1000® Index. The index is rebalanced annually in June. Please note that the indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC ("Management") and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.

© 2020 Neuberger Berman BD LLC, distributor. All rights reserved.

3

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2020 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MID CAP INTRINSIC VALUE PORTFOLIO

Actual	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During the Period 1/1/20 – 6/30/20		Expense Ratio
Class I	$1,000.00	$754.50	$4.54	(a)	1.04%
Class S	$1,000.00	$753.70	$5.45	(a)	1.25%
Hypothetical (5% annual return before expenses)
Class I	$1,000.00	$1,019.69	$5.22	(b)	1.04%
Class S	$1,000.00	$1,018.65	$6.27	(b)	1.25%

(a)  For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

(b)  Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 182/366 (to reflect the one-half year period shown).

4

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited) June 30, 2020

NUMBER OF SHARES		VALUE
Common Stocks 94.4%
Aerospace & Defense 5.1%
27,550	General Dynamics Corp.	$4,117,623
28,600	Hexcel Corp.	1,293,292
		5,410,915
Auto Components 3.0%
40,500	Aptiv PLC	3,155,760
Banks 4.6%
105,400	BankUnited, Inc.	2,134,350
44,100	Comerica, Inc.	1,680,210
28,000	Truist Financial Corp.	1,051,400
		4,865,960
Beverages 2.2%
69,300	Molson Coors Brewing Co. Class B	2,381,148
Biotechnology 3.6%
34,000	Alexion Pharmaceuticals, Inc.	3,816,160	*
Building Products 2.2%
70,510	Johnson Controls International PLC	2,407,211
Capital Markets 1.1%
18,400	State Street Corp.	1,169,320
Chemicals 2.8%
43,100	Ashland Global Holdings, Inc.	2,978,210
Commercial Services & Supplies 3.6%
243,000	Covanta Holding Corp.	2,330,370
113,900	KAR Auction Services, Inc.	1,567,264
		3,897,634
Communications Equipment 3.0%
39,700	Ciena Corp.	2,150,152	*
7,900	Motorola Solutions, Inc.	1,107,027
		3,257,179
Construction & Engineering 1.2%
11,200	Valmont Industries, Inc.	1,272,544
Electric Utilities 4.1%
59,100	Evergy, Inc.	3,504,039
30,300	OGE Energy Corp.	919,908
		4,423,947
NUMBER OF SHARES		VALUE
Electronic Equipment, Instruments & Components 1.9%
7,300	CDW Corp.	$848,114
17,500	Itron, Inc.	1,159,375	*
		2,007,489
Entertainment 2.1%
53,050	Lions Gate Entertainment Corp. Class A	393,101	*
267,650	Lions Gate Entertainment Corp. Class B	1,828,049	*
		2,221,150
Equity Real Estate Investment Trusts 1.7%
69,300	CoreCivic, Inc.	648,648
24,800	Regency Centers Corp.	1,138,072
		1,786,720
Food & Staples Retailing 1.4%
39,400	BJ's Wholesale Club Holdings, Inc.	1,468,438	*
Food Products 4.4%
53,100	Hain Celestial Group, Inc.	1,673,181	*
70,000	TreeHouse Foods, Inc.	3,066,000	*
		4,739,181
Health Care Equipment & Supplies 3.8%
33,700	Zimmer Biomet Holdings, Inc.	4,022,432
Health Care Providers & Services 2.3%
75,400	MEDNAX, Inc.	1,289,340	*
6,400	Molina Healthcare, Inc.	1,139,072	*
		2,428,412
Hotels, Restaurants & Leisure 4.8%
141,700	MGM Resorts International	2,380,560
97,000	Wyndham Destinations, Inc.	2,733,460
		5,114,020
Independent Power and Renewable Electricity Producers 3.0%
124,400	AES Corp.	1,802,556
77,200	Vistra Energy Corp.	1,437,464
		3,240,020
IT Services 3.2%
32,300	Amdocs Ltd.	1,966,424
331,400	Conduent, Inc.	792,046	*
28,300	Perspecta, Inc.	657,409
		3,415,879

See Notes to Financial Statements

5

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
Machinery 0.8%
6,300	Stanley Black & Decker, Inc.	$878,094
Mortgage Real Estate Investment Trusts 2.8%
197,300	Starwood Property Trust, Inc.	2,951,608
Multi-Utilities 1.0%
55,900	CenterPoint Energy, Inc.	1,043,653
Multiline Retail 1.0%
11,400	Dollar Tree, Inc.	1,056,552	*
Oil, Gas & Consumable Fuels 6.9%
37,900	EOG Resources, Inc.	1,920,014
89,900	ONEOK, Inc.	2,986,478
15,500	Phillips 66	1,114,450
69,000	Williams Cos., Inc.	1,312,380
		7,333,322
Semiconductors & Semiconductor Equipment 6.7%
26,900	Entegris, Inc.	1,588,445
16,800	NXP Semiconductors NV	1,915,872
29,000	Skyworks Solutions, Inc.	3,707,940
		7,212,257
Software 3.5%
149,700	Nuance Communications, Inc.	3,788,159	*
NUMBER OF SHARES		VALUE
Specialty Retail 2.1%
407,000	Chico's FAS, Inc.	$561,660
43,900	Children's Place, Inc.	1,642,738
		2,204,398
Technology Hardware, Storage & Peripherals 2.1%
51,621	Western Digital Corp.	2,279,067
Trading Companies & Distributors 2.4%
41,900	AerCap Holdings NV	1,290,520	*
37,700	HD Supply Holdings, Inc.	1,306,305	*
		2,596,825
	Total Common Stocks (Cost $100,809,661)	100,823,664
Short-Term Investments 8.0%
Investment Companies 8.0%
8,509,054	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.12%(a) (Cost $8,509,054)	8,509,054
	Total Investments 102.4% (Cost $109,318,715)	109,332,718
	Liabilities Less Other Assets (2.4)%	(2,579,544)
	Net Assets 100.0%	$106,753,174

*  Non-income producing security.

(a)  Represents 7-day effective yield as of June 30, 2020.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of June 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$100,823,664	$—	$—	$100,823,664
Short-Term Investments	—	8,509,054	—	8,509,054
Total Investments	$100,823,664	$8,509,054	$—	$109,332,718

(a)  The Schedule of Investments provides information on the industry categorization for the portfolio.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

6

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

MID CAP INTRINSIC VALUE PORTFOLIO
June 30, 2020
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$109,332,718
Dividends and interest receivable	209,337
Receivable for Fund shares sold	108,839
Prepaid expenses and other assets	3,065
Total Assets	109,653,959
Liabilities
Payable to investment manager—net (Note B)	50,667
Payable for securities purchased	1,059,803
Payable for Fund shares redeemed	1,674,991
Payable to administrator—net (Note B)	34,495
Payable to trustees	13,019
Other accrued expenses and payables	67,810
Total Liabilities	2,900,785
Net Assets	$106,753,174
Net Assets consist of:
Paid-in capital	$117,344,547
Total distributable earnings/(losses)	(10,591,373)
Net Assets	$106,753,174
Net Assets
Class I	$71,582,750
Class S	35,170,424
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	5,926,725
Class S	2,497,346
Net Asset Value, offering and redemption price per share
Class I	$12.08
Class S	14.08
*Cost of Investments:
(a) Unaffiliated issuers	$109,318,715

See Notes to Financial Statements

7

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

MID CAP INTRINSIC VALUE PORTFOLIO
For the Six Months Ended June 30, 2020
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$1,367,147
Interest and other income—unaffiliated issuers	19,237
Foreign taxes withheld	(945)
Total income	$1,385,439
Expenses:
Investment management fees (Note B)	304,248
Administration fees (Note B):
Class I	111,381
Class S	54,572
Distribution fees (Note B):
Class S	45,476
Audit fees	22,455
Custodian and accounting fees	30,831
Insurance	2,545
Legal fees	13,207
Shareholder reports	8,652
Trustees' fees and expenses	25,888
Interest	928
Miscellaneous	1,201
Total expenses	621,384
Expenses reimbursed by Management (Note B)	(6,665)
Total net expenses	614,719
Net investment income/(loss)	$770,720
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(9,317,461)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(22,991,471)
Net gain/(loss) on investments	(32,308,932)
Net increase/(decrease) in net assets resulting from operations	$(31,538,212)

See Notes to Financial Statements

8

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	MID CAP INTRINSIC VALUE PORTFOLIO
	Six Months Ended June 30, 2020 (Unaudited)	Fiscal Year Ended December 31, 2019
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$770,720	$1,669,602
Net realized gain/(loss) on investments	(9,317,461)	(4,385,081)
Change in net unrealized appreciation/(depreciation) of investments	(22,991,471)	25,137,645
Net increase/(decrease) in net assets resulting from operations	(31,538,212)	22,422,166
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(12,305,037)
Class S	—	(4,563,564)
Total distributions to shareholders	—	(16,868,601)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	11,170,195	13,886,972
Class S	6,475,209	3,950,675
Proceeds from reinvestment of dividends and distributions:
Class I	—	12,305,037
Class S	—	4,563,564
Payments for shares redeemed:
Class I	(11,507,323)	(29,056,126)
Class S	(5,618,519)	(12,014,333)
Net increase/(decrease) from Fund share transactions	519,562	(6,364,211)
Net Increase/(Decrease) in Net Assets	(31,018,650)	(810,646)
Net Assets:
Beginning of period	137,771,824	138,582,470
End of period	$106,753,174	$137,771,824

See Notes to Financial Statements

9

Notes to Financial Statements Mid Cap Intrinsic Value Portfolio (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio (the "Fund") is a separate operating series of the Trust, and is diversified. The Fund offers Class I and Class S shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.

The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management" or "NBIA") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.

2  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—unadjusted quoted prices in active markets for identical investments

•  Level 2—other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3—unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern

10

Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

3  Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5  Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2020, the Fund did not have any unrecognized tax positions.

11

For federal income tax purposes, the estimated cost in value of investments held at June 30, 2020 was $108,199,883. The estimated gross unrealized appreciation was $20,232,198 and estimated gross unrealized depreciation was $19,099,363 resulting in net unrealized appreciation of $1,132,835 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2019 there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.

The tax character of distributions paid during the years ended December 31, 2019, and December 31, 2018, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$2,807,684	$886,885	$14,060,917	$7,453,572	$16,868,601	$8,340,457

As of December 31, 2019, the components of distributable earnings/(accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$1,503,586	$—	$23,860,457	$(4,417,204)	$—	$20,946,839

The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales and tax adjustments related to other investments.

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at December 31, 2019, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

Capital Loss Carryforwards
Long-Term	Short-Term
$4,417,204	$—

6  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

It is the policy of the Fund to pass through to its shareholders substantially all real estate investment trust ("REIT") distributions and other income it receives, less operating expenses. The distributions the Fund receives from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to the Fund until the following calendar year. For the year ended December 31, 2019, the character of distributions, if any, paid to shareholders of the Fund disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of the Fund's

12

distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after the Fund's fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified as income are often recharacterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted on the books of the Fund to reflect actual results. As a result, the composition of the Fund's distributions as reported herein may differ from the final composition determined after calendar year-end and reported to Fund shareholders on IRS Form 1099-DIV.

7  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund's expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

9  Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

10  Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by (a) the 1940 Act, (b) the exemptive order from the Securities and Exchange Commission ("SEC") that permits the Fund to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order, or (c) the ETF's exemptive order or other relief. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will decrease returns.

11  Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender's fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial cash collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day's market value of the loaned securities (105% in the case of international securities). Thereafter, the value of the cash collateral is monitored on a daily basis, and cash collateral is moved daily between

13

a counterparty and the Fund until the close of the transaction. The Fund may only receive collateral in the form of cash (U.S. dollars). Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.

As of June 30, 2020, the Fund did not participate in securities lending.

12  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

13  Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

14  Other matters—Coronavirus: The recent outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2020, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.55% of the Fund's average daily net assets.

The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.

NBIA has contractually agreed to waive fees and/or reimburse the Fund's Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, taxes, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class's annual operating expenses to exceed its contractual expense limitation in place at the time the fees

14

and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.

During the six months ended June 30, 2020, there was no repayment to NBIA under these agreements.

At June 30, 2020, the Fund's contingent liabilities to NBIA under the agreements were as follows:

			Expenses Reimbursed in Year Ended December 31,
			2017	2018	2019	2020
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2020	2021	2022	2023
Class I	1.50%	12/31/23	$—	$—	$—	$—
Class S	1.25%	12/31/23	—	—	3,712	6,665

(a)  Expense limitation per annum of the respective class's average daily net assets.

Neuberger Berman BD LLC (the "Distributor") is the Fund's "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund's Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund's Class I shares.

The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S's average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

Note C—Securities Transactions:

During the six months ended June 30, 2020, there were purchase and sale transactions of long-term securities of $27,087,918 and $30,130,147, respectively.

During the six months ended June 30, 2020, no brokerage commissions on securities transactions were paid to affiliated brokers.

15

Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2020, and for the year ended December 31, 2019, was as follows:

For the Six Months Ended June 30, 2020

	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	966,011	—	(910,577)	55,434
Class S	548,565	—	(395,269)	153,296

For the Year Ended December 31, 2019

	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	819,641	807,417	(1,732,838)	(105,780)
Class S	197,894	256,380	(604,590)	(150,316)

Note E—Line of Credit:

At June 30, 2020, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by Management also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2020. During the period ended June 30, 2020, the Fund did not utilize the Credit Facility.

Note F—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

16

Financial Highlights

Mid Cap Intrinsic Value Portfolio

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or (0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class I
	Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017		2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$16.01		$15.69	$19.58	$16.91		$15.85	$17.87
Income From Investment Operations:
Net Investment Income/(Loss)@	0.09		0.21	0.15	0.14		0.18	0.07
Net Gains or Losses on Securities (both realized and unrealized)	(4.02)		2.31	(3.00)	2.69		2.27	(1.53)
Total From Investment Operations	(3.93)		2.52	(2.85)	2.83		2.45	(1.46)
Less Distributions From:
Net Investment Income	—		(0.13)	(0.13)	(0.16)		(0.11)	(0.14)
Net Realized Capital Gains	—		(2.07)	(0.91)	—		(1.28)	(0.42)
Total Distributions	—		(2.20)	(1.04)	(0.16)		(1.39)	(0.56)
Net Asset Value, End of Period	$12.08		$16.01	$15.69	$19.58		$16.91	$15.85
Total Return†	(24.55	)%*	16.74%^	(15.28)%^	16.74	%^‡	16.17%^	(8.34)%^
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$71.6		$94.0	$93.8	$119.1		$104.7	$90.7
Ratio of Gross Expenses to Average Net Assets#	1.04	%**	1.01%	1.00%	0.99%		1.05%	1.03%
Ratio of Net Expenses to Average Net Assets	1.04	%**	1.01%	1.00%	0.97	%ß	1.05%	1.03%
Ratio of Net Investment Income/(Loss) to Average Net Assets	1.47	%**	1.22%	0.76%	0.79	%ß	1.12%	0.42%
Portfolio Turnover Rate	25	%*	14%	34%	35%		36%	41%

See Notes to Financial Highlights

17

Financial Highlights (cont'd)

Class S
	Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017		2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$18.68		$17.95	$22.22	$19.19		$17.78	$19.95
Income From Investment Operations:
Net Investment Income/(Loss)@	0.09		0.19	0.11	0.10		0.17	0.04
Net Gains or Losses on Securities (both realized and unrealized)	(4.69)		2.66	(3.41)	3.03		2.57	(1.72)
Total From Investment Operations	(4.60)		2.85	(3.30)	3.13		2.74	(1.68)
Less Distributions From:
Net Investment Income	—		(0.05)	(0.06)	(0.10)		(0.05)	(0.07)
Net Realized Capital Gains	—		(2.07)	(0.91)	—		(1.28)	(0.42)
Total Distributions	—		(2.12)	(0.97)	(0.10)		(1.33)	(0.49)
Net Asset Value, End of Period	$14.08		$18.68	$17.95	$22.22		$19.19	$17.78
Total Return†	(24.63	)%*	16.43%^	(15.48)%^	16.35	%^‡	15.98%^	(8.52)%^
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$35.2		$43.8	$44.8	$59.3		$56.9	$55.6
Ratio of Gross Expenses to Average Net Assets#	1.29	%**	1.26%	1.25%	1.25%		1.30%	1.28%
Ratio of Net Expenses to Average Net Assets	1.25	%**	1.25%	1.25%§	1.25	%ß§	1.25%	1.25%
Ratio of Net Investment Income/(Loss) to Average Net Assets	1.24	%**	0.98%	0.49%	0.49	%ß	0.91%	0.18%
Portfolio Turnover Rate	25	%*	14%	34%	35%		36%	41%

See Notes to Financial Highlights

18

Notes to Financial Highlights Mid Cap Intrinsic Value Portfolio (Unaudited)

@  Calculated based on the average number of shares outstanding during each fiscal period.

‡  In May 2016, the Fund's custodian, State Street, announced that it had identified inconsistencies in the way in which the Fund was invoiced for categories of expenses, particularly those deemed "out-of-pocket" costs, from 1998 through November 2015, and refunded to the Fund certain expenses, plus interest, determined to be payable to the Fund for the period in question. These amounts were refunded to the Fund by State Street during the year ended December 31, 2017. These amounts had no impact on the Fund's total return for the year ended December 31, 2017.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee and /or if the Fund had not received refunds, plus interest, from State Street noted in ‡ above for custodian out-of-pocket expenses previously paid during the year ended December 31, 2017. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

*  Not Annualized.

ß  The custodian expenses refund noted in ‡ above is non-recurring and is included in these ratios. Had the Fund not received the refund, the annualized ratio of net expenses to average net assets and the annualized ratio of net investment income/(loss) to average net assets would have been:

	Ratio of Net Expenses to Average Net Assets Year Ended December 31, 2017	Ratio of Net Investment Income/(Loss) to Average Net Assets Year Ended December 31, 2017
Class I	0.99%	0.77%
Class S	1.25%	0.48%

†  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

**  Annualized.

^  The class action proceeds received in 2019, 2018, 2017, 2016 and 2015 had no impact on the Fund's total returns for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

19

Notes to Financial Highlights Mid Cap Intrinsic Value Portfolio (Unaudited) (cont'd)

§  After repayment of expenses previously reimbursed and/or fees previously waived by Management, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

	Year Ended December 31, 2018	Year Ended December 31, 2017
Class S	1.25%	1.24%

20

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2019). The Trust's Forms N-Q and N-PORT are available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-Q or Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll free).

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the "Liquidity Rule"), as amended, the Fund has established a liquidity risk management program (the "Program"). The Program seeks to assess and manage the Fund's liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund. The Board has approved the designation of NBIA Funds' Liquidity Committee, comprised of NBIA employees, as the program administrator (the "Program Administrator"). The Program Administrator is responsible for implementing and monitoring the Program and utilizes NBIA personnel to assess and review, on an ongoing basis, the Fund's liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of the Fund's liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund's investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Program Administrator's assessment of the investments' liquidity under current market conditions. The Program Administrator also utilizes information about the Fund's investment strategy, the characteristics of the Fund's shareholder base and historical redemption activity.

The Program Administrator provided the Board with a written report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation from June 1, 2019 through March 31, 2020. During the period covered by this report, the Program Administrator reported that the Program effectively assisted the Program Administrator in monitoring whether the Fund maintained a level of liquidity appropriate for its shareholder base and historical redemption activity.

In addition, the Program Administrator provided the Board with supplemental information on the Program's operations for a more recent period due to the market volatility created by the COVID-19 pandemic. During the period affected by the COVID-19 pandemic, the Program Administrator reported that the Program effectively assisted the Program Administrator in monitoring whether the Fund maintained a level of liquidity appropriate to its shareholder base and historical redemption activity.

21

Neuberger Berman
Advisers Management Trust

Short Duration Bond Portfolio

I Class Shares

Semi-Annual Report

June 30, 2020

B0374 08/20

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may no longer receive paper copies of the Fund's annual and semi-annual shareholder reports by mail from the insurance company that issued your variable annuity and variable life insurance contract or from the financial intermediary that administers your qualified pension or retirement plan, unless you specifically request paper copies of the reports from your insurance company or financial intermediary. Instead, the reports will be made available on the Fund's website www.nb.com/AMTliterature, and may also be available on a website from the insurance company or financial intermediary that offers your contract or administers your retirement plan, and such insurance company or financial intermediary will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or financial intermediary electronically by following the instructions provided by the insurance company or financial intermediary. If offered by your insurance company or financial intermediary, you may elect to receive all future reports in paper and free of charge from the insurance company or financial intermediary. You can contact your insurance company or financial intermediary if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract or retirement plan.

Short Duration Bond Portfolio Commentary

The Neuberger Berman Advisers Management Trust Short Duration Bond Portfolio Class I posted a 0.47% total return for the six months ended June 30, 2020 (the reporting period), underperforming its benchmark, the Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index (the Index), which returned 2.88% for the same period.

The overall U.S. bond market generated solid results during the reporting period. Both short- and long-term U.S. Treasury yields moved sharply lower as investor risk aversion was elevated at times given the repercussions from the COVID-19 pandemic. The U.S. economy fell into a recession—the first since the 2007 to 2009 period—as lockdowns to limit the spread of the virus shut down large portions of the economy. Against this backdrop, the U.S. Federal Reserve Board (Fed) took a number of unprecedented actions to support the economy and maintain the proper functioning of the financial markets. In addition, the U.S. government passed a $2 trillion fiscal stimulus bill to aid the economy. All told, higher quality spread sectors (non-U.S. Treasury securities) produced positive results during the period.

The primary detractor from the Fund's relative performance versus the Index during the reporting period was its overweight to investment-grade corporate bonds. Their spreads meaningfully widened during the first quarter of the year as investors flocked to the safety of Treasury securities. While credit spreads subsequently narrowed, they remained wider for the period as a whole. Elsewhere, allocations to asset-backed securities (ABS) and commercial mortgage-backed securities (MBS) detracted from returns, as their spreads were also wider over the period. Duration and yield curve positioning were headwinds for performance as well. On the upside, the Fund's allocation to residential mortgage-backed securities were additive for returns. We added to our exposure during the first quarter selloff and benefited as their prices subsequently rebounded.

The Fund's use of Treasury futures contributed positively to performance.

A number of changes were made to the Fund during the period. We pared our allocation to investment-grade corporate bonds and modestly reduced our ABS exposure. In contrast, we increased the Fund's position in agency MBS after they sold off, as we believed they were attractively valued, especially in light of the Fed's purchase program. Elsewhere, we added to our exposure to residential mortgage credit securities.

Looking ahead, we believe the U.S. economy will be dependent on the trajectory of the pandemic and the success of reopenings around the country. Given these unknowns, we anticipate the Fed to maintain its highly accommodative monetary policy. From a fixed income market perspective, we believe investor demand for "durable credits," those with attractive yields, will be in demand given the low interest rate environment.

Sincerely,

THOMAS SONTAG, MICHAEL FOSTER, MATTHEW MCGINNIS AND WOOLF NORMAN MILNER
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

Short Duration Bond Portfolio

PORTFOLIO BY TYPE OF SECURITY

(as a % of Total Net Assets)
Asset-Backed Securities	9.2%
Corporate Bonds	39.4
Mortgage-Backed Securities	46.4
Short-Term Investments	5.7
Liabilities Less Other Assets	(0.7)*
Total	100.0%

*  Percentage includes appreciation/depreciation from derivatives, if any.

PERFORMANCE HIGHLIGHTS

	Inception	Six Month Period Ended	Average Annual Total Return Ended 06/30/2020
	Date	06/30/2020	1 Year	5 Years	10 Years	Life of Fund
Class I	09/10/1984	0.47%	1.64%	1.43%	1.53%	4.58%
Bloomberg Barclays 1-3 Year U.S. Government/ Credit Bond Index[1,2]		2.88%	4.20%	2.11%	1.63%	5.22%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("Management") had not reimbursed certain expenses and/ or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

For the period ended June 30, 2020, the 30-day SEC yield was 2.93% for Class I shares.

As stated in the Fund's most recent prospectus, the total annual operating expense ratio for fiscal year 2019 was 0.80% for Class I shares (before expense reimbursements and/or fee waivers, if any, and after restatement). The expense ratios for the semi-annual period ended June 30, 2020 can be found in the Financial Highlights section of this report.

Endnotes

1  The date used to calculate Life of Fund performance for the index is September 10, 1984, the Fund's commencement of operations.

2  The Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index is the 1-3 year component of the Bloomberg Barclays U.S. Government/Credit Bond Index. The Bloomberg Barclays U.S. Government/Credit Bond Index is the non-securitized component of the Bloomberg Barclays U.S. Aggregate Bond Index and includes Treasuries and government-related (agency, sovereign, supranational, and local authority debt) and corporate securities. Please note that the indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC ("Management") and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.

© 2020 Neuberger Berman BD LLC, distributor. All rights reserved.

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2020 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SHORT DURATION BOND PORTFOLIO

Actual	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During the Period 1/1/20 – 6/30/20
Class I	$1,000.00	$1,004.70	$4.24	(a)
Hypothetical (5% annual return before expenses)
Class I	$1,000.00	$1,020.64	$4.27	(b)

(a)  Expenses are equal to the annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

(b)  Hypothetical expenses are equal to the annualized expense ratio of 0.85%, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 182/366 (to reflect the one-half year period shown).

Legend Short Duration Bond Portfolio (Unaudited)
June 30, 2020

Benchmarks:

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

Currency Abbreviations:

USD = United States Dollar

Counterparties:

SSB = State Street Bank and Trust Company

Index Periods/Payment Frequencies:

1M = 1 Month

3M = 3 Months

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) June 30, 2020

PRINCIPAL AMOUNT		VALUE
Mortgage-Backed Securities 46.4%
Adjustable Mixed Balance 0.2%
$146,575	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, (1M USD LIBOR + 1.13%), 1.30%, due 6/19/2034	$142,905	(a)
Collateralized Mortgage Obligations 9.5%
910,838	Angel Oak Mortgage Trust, Ser. 2019-6, Class A1, 2.62%, due 11/25/2059	917,523	(b)(c)
	Fannie Mae Connecticut Avenue Securities
526,219	Ser. 2017-C04, Class 2M2, (1M USD LIBOR + 2.85%), 3.03%, due 11/25/2029	516,987	(a)
470,379	Ser. 2017-C06, Class 2M2, (1M USD LIBOR + 2.80%), 2.98%, due 2/25/2030	462,127	(a)
464,800	Ser. 2017-C07, Class 2M2, (1M USD LIBOR + 2.50%), 2.68%, due 5/25/2030	457,057	(a)
412,765	Ser. 2018-C02, Class 2M2, (1M USD LIBOR + 2.20%), 2.38%, due 8/25/2030	403,467	(a)
854,052	Ser. 2018-C04, Class 2M2, (1M USD LIBOR + 2.55%), 2.73%, due 12/25/2030	840,438	(a)
513,202	Ser. 2018-C05, Class 1M2, (1M USD LIBOR + 2.35%), 2.53%, due 1/25/2031	501,770	(a)
1,065,653	Ser. 2020-R02, Class 2M1, (1M USD LIBOR + 0.75%), 0.93%, due 1/25/2040	1,054,230	(a)(b)
1,169,117	Ser. 2020-R01, Class 1M1, (1M USD LIBOR + 0.80%), 0.98%, due 1/25/2040	1,162,467	(a)(b)
	Freddie Mac Structured Agency Credit Risk Debt Notes
650,000	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 3.43%, due 7/25/2029	655,677	(a)
468,878	Ser. 2018-HQA1, Class M2, (1M USD LIBOR + 2.30%), 2.48%, due 9/25/2030	462,051	(a)
446,288	Ser. 2020-DNA1, Class M1, (1M USD LIBOR + 0.70%), 0.88%, due 1/25/2050	445,338	(a)(b)
544,269	Freddie Mac Structured Agency Credit Risk Debt Notes Real Estate Mortgage Investment Conduits, Ser. 2020-HQA1, Class M1, (1M USD LIBOR + 0.75%), 0.93%, due 1/25/2050	543,012	(a)(b)
958,754	GCAT Trust, Ser. 2019-NQM3, Class A1, 2.69%, due 11/25/2059	972,703	(b)(c)
		9,394,847
Commercial Mortgage-Backed 26.7%
450,805	BBCMS Mortgage Trust, Ser. 2017-C1, Class A1, 2.01%, due 2/15/2050	452,232
1,110,000	BBCMS Trust, Ser. 2013-TYSN, Class B, 4.04%, due 9/5/2032	1,108,712	(b)
694,805	BX Commercial Mortgage Trust, Ser. 2018-IND, Class A, (1M USD LIBOR + 0.75%), 0.93%, due 11/15/2035	687,876	(a)(b)
320,000	BXMT Ltd., Ser. 2020-FL2, Class A, (1M USD LIBOR + 0.90%), 1.09%, due 2/16/2037	311,510	(a)(b)
	CD Mortgage Trust
291,928	Ser. 2017-CD3, Class A1, 1.97%, due 2/10/2050	293,077
810,924	Ser. 2017-CD5, Class A1, 2.03%, due 8/15/2050	816,365
	Citigroup Commercial Mortgage Trust
650,960	Ser. 2012-GC8, Class AAB, 2.61%, due 9/10/2045	660,253
621,774	Ser. 2016-P3, Class A2, 2.74%, due 4/15/2049	623,968
615,091	Ser. 2016-P6, Class A1, 1.88%, due 12/10/2049	616,581
1,140,264	Ser. 2018-C5, Class A1, 3.13%, due 6/10/2051	1,161,990
	Commercial Mortgage Trust
1,111,000	Ser. 2012 -CR4, Class AM, 3.25%, due 10/15/2045	1,129,125
90,510	Ser. 2010-C1, Class A3, 4.21%, due 7/10/2046	90,515	(b)
13,343,421	Ser. 2014-CR18, Class XA, 1.15%, due 7/15/2047	423,519	(c)(d)
146,921	Ser. 2016-CR28, Class A1, 1.77%, due 2/10/2049	146,873
	CSAIL Commercial Mortgage Trust
20,783,179	Ser. 2016-C5, Class XA, 1.07%, due 11/15/2048	668,516	(c)(d)
853,416	Ser. 2017-CX10, Class A1, 2.23%, due 11/15/2050	861,129
516,685	DBJPM Mortgage Trust, Ser. 2016-C3, Class A1, 1.50%, due 8/10/2049	517,057
949,615	DBUBS Mortgage Trust, Ser. 2011-LC1A, Class A3, 5.00%, due 11/10/2046	954,601	(b)
965,021	Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Ser. 2006-4TS,	973,619	(b)
	Class A, 5.40%, due 12/13/2028
	Freddie Mac Multiclass Certificates
2,420,000	Ser. 2020-RR03, Class X1, 1.71%, due 7/27/2028	293,756	(d)
1,500,000	Ser. 2020-RR02, Class DX, 1.82%, due 9/27/2028	196,497	(c)(d)
1,535,000	Ser. 2020-RR02, Class CX, 1.27%, due 3/27/2029	147,471	(c)(d)
26,776,718	Freddie Mac Multifamily Structured Pass Through Certificates, Ser. K737, Class X1, 0.75%,	918,342	(c)(d)
	due 10/25/2026

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
$1,000,000	FREMF Mortgage Trust, Ser. 2014-K714, Class B, 4.20%, due 1/25/2047	$1,003,301	(b)(c)
	GS Mortgage Securities Trust
915,000	Ser. 2010-C1, Class B, 5.15%, due 8/10/2043	917,801	(b)
459,628	Ser. 2011-GC3, Class A4, 4.75%, due 3/10/2044	463,933	(b)
95,000	Ser. 2012-GCJ7, Class B, 4.74%, due 5/10/2045	96,569
110,589,008	Ser. 2013-GC13, Class XA, 0.11%, due 7/10/2046	259,431	(c)(d)
91,503	Ser. 2015-GS1, Class A1, 1.94%, due 11/10/2048	91,579
520,000	Hawaii Hotel Trust, Ser. 2019-MAUI, Class A, (1M USD LIBOR + 1.15%), 1.33%, due 5/15/2038	501,169	(a)(b)
790,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2013-LC11, Class B, 3.50%, due 4/15/2046	760,309
1,050,020	JPMBB Commercial Mortgage Securities Trust, Ser. 2013-C12, Class ASB, 3.16%, due 7/15/2045	1,067,021
	Morgan Stanley Bank of America Merrill Lynch Trust
166,000	Ser. 2013-C9, Class B, 3.71%, due 5/15/2046	168,151	(c)
658,776	Ser. 2017-C33, Class A1, 2.03%, due 5/15/2050	662,472
	Morgan Stanley Capital I Trust
1,477,143	Ser. 2011-C2, Class A4, 4.66%, due 6/15/2044	1,515,444	(b)
764,000	Ser. 2022-C4, Class A4, 3.24%, due 3/15/2045	777,976
308,005	Ser. 2011-C1, Class A4, 5.03%, due 9/15/2047	311,132	(b)(c)
336,034	SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Class A1, 1.35%, due 10/10/2048	335,999
139,940	UBS Commercial Mortgage Trust, Ser. 2017-C1, Class A1, 1.89%, due 6/15/2050	140,086
	Wells Fargo Commercial Mortgage Trust
63,903	Ser. 2015-P2, Class A1, 1.97%, due 12/15/2048	63,874
537,136	Ser. 2016-NXS6, Class A1, 1.42%, due 11/15/2049	537,335
1,911,684	Ser. 2018-C45, Class A1, 3.13%, due 6/15/2051	1,957,891
20,000,838	WF-RBS Commercial Mortgage Trust, Ser. 2014-LC14, Class XA, 1.37%, due 3/15/2047	636,791	(c)(d)
		26,321,848
Fannie Mae 5.3%
	Pass-Through Certificates
1,142,745	3.00%, due 9/1/2027	1,201,338
1,369,245	4.50%, due 5/1/2041 – 5/1/2044	1,521,309
2,365,994	2.50%, due 5/1/2050	2,465,794
		5,188,441
Freddie Mac 4.7%
	Pass-Through Certificates
562,227	3.50%, due 5/1/2026	590,826
755,886	3.00%, due 1/1/2027	794,891
707,958	4.50%, due 11/1/2039	786,983
2,362,684	2.50%, due 6/1/2050	2,462,112
		4,634,812
	Total Mortgage-Backed Securities (Cost $45,439,237)	45,682,853
Corporate Bonds 39.4%
Advertising 0.2%
140,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, due 6/15/2025	140,917	(b)
Aerospace & Defense 1.7%
1,290,000	Boeing Co., 4.88%, due 5/1/2025	1,404,620
35,000	Howmet Aerospace, Inc., 6.88%, due 5/1/2025	38,014
230,000	TransDigm, Inc., 6.25%, due 3/15/2026	229,856	(b)
		1,672,490

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
Agriculture 1.0%
$1,000,000	BAT Capital Corp., (3M USD LIBOR + 0.88%), 1.27%, due 8/15/2022	$995,312	(a)
Airlines 0.3%
140,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	144,518	(b)
170,000	United Airlines Holdings, Inc., 4.25%, due 10/1/2022	144,500
		289,018
Auto Manufacturers 1.9%
	Ford Motor Credit Co. LLC
500,000	3.81%, due 10/12/2021	493,150
435,000	5.13%, due 6/16/2025	435,992
530,000	General Motors Financial Co, Inc., 2.75%, due 6/20/2025	522,297
370,000	Volkswagen Group of America Finance LLC, 3.35%, due 5/13/2025	397,270	(b)
		1,848,709
Auto Parts & Equipment 0.4%
40,000	Adient U.S. LLC, 9.00%, due 4/15/2025	43,088	(b)
230,000	Goodyear Tire & Rubber Co, 9.50%, due 5/31/2025	246,388
60,000	Meritor, Inc., 6.25%, due 6/1/2025	60,600	(b)
		350,076
Banks 13.4%
550,000	Banco Santander SA, 2.75%, due 5/28/2025	569,701
2,420,000	Bank of America Corp., (3M USD LIBOR + 1.00%), 2.02%, due 4/24/2023	2,432,730	(a)
	Citigroup, Inc.
1,620,000	(3M USD LIBOR + 0.96%), 1.95%, due 4/25/2022	1,628,908	(a)
895,000	(3M USD LIBOR + 0.69%), 1.68%, due 10/27/2022	892,355	(a)
2,160,000	Credit Suisse AG, (SOFR + 0.45%), 0.52%, due 2/4/2022	2,150,308	(a)
1,925,000	Goldman Sachs Group, Inc., (3M USD LIBOR + 0.75%), 1.11%, due 2/23/2023	1,915,954	(a)
1,000,000	JPMorgan Chase & Co., (3M USD LIBOR + 0.90%), 1.89%, due 4/25/2023	1,003,426	(a)
1,065,000	Lloyds Banking Group PLC, 1.33%, due 6/15/2023	1,071,240	(e)
1,510,000	Morgan Stanley, (SOFR + 0.70%), 0.76%, due 1/20/2023	1,504,888	(a)
		13,169,510
Chemicals 0.6%
250,000	NOVA Chemicals Corp., 5.25%, due 8/1/2023	241,250	(b)
140,000	PQ Corp., 6.75%, due 11/15/2022	142,604	(b)
190,000	Valvoline, Inc., 4.38%, due 8/15/2025	190,950	(b)
		574,804
Commercial Services 0.6%
95,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 4.63%, due 6/15/2025	96,681	(b)
240,000	Nielsen Co. Luxembourg S.a.r.l., 5.00%, due 2/1/2025	238,774	(b)(f)
240,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, due 4/15/2024	245,400	(b)
		580,855
Distribution-Wholesale 0.3%
290,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	285,650	(b)
50,000	Performance Food Group, Inc., 6.88%, due 5/1/2025	51,625	(b)
		337,275

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
Diversified Financial Services 1.6%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
$800,000	4.50%, due 9/15/2023	$800,094	(i)
540,000	6.50%, due 7/15/2025	565,721
240,000	Springleaf Finance Corp., 6.13%, due 3/15/2024	243,900
		1,609,715
Electric 0.2%
280,000	Talen Energy Supply LLC, 10.50%, due 1/15/2026	221,200	(b)
Entertainment 0.5%
260,000	Live Nation Entertainment, Inc., 4.88%, due 11/1/2024	234,000	(b)
230,000	Six Flags Theme Parks, Inc., 7.00%, due 7/1/2025	237,762	(b)
		471,762
Food Service 0.2%
	Aramark Services, Inc.
150,000	5.00%, due 4/1/2025	147,750	(b)
80,000	6.38%, due 5/1/2025	82,610	(b)
		230,360
Healthcare-Services 0.4%
140,000	DaVita HealthCare Partners, Inc., 5.00%, due 5/1/2025	143,150
255,000	MEDNAX, Inc., 5.25%, due 12/1/2023	253,725	(b)
		396,875
Home Builders 0.2%
230,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, due 6/15/2024	237,353
Housewares 0.0%(g)
40,000	CD&R Smokey Buyer, Inc., 6.75%, due 7/15/2025	41,596	(b)(i)
Machinery-Construction & Mining 0.2%
240,000	Terex Corp., 5.63%, due 2/1/2025	218,400	(b)
Machinery Diversified 0.6%
585,000	Otis Worldwide Corp., (3M USD LIBOR + 0.45%), 2.09%, due 4/5/2023	578,570	(a)(b)
Media 1.6%
430,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, due 7/23/2025	493,095
380,000	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	351,025	(b)
550,000	Fox Corp., 3.05%, due 4/7/2025	595,160
180,000	iHeartCommunications, Inc., 6.38%, due 5/1/2026	178,200
		1,617,480
Miscellaneous Manufacturer 0.1%
70,000	Hillenbrand, Inc., 5.75%, due 6/15/2025	72,450
Oil & Gas 2.9%
1,000,000	BP Capital Markets America, Inc., (3M USD LIBOR + 0.65%), 0.97%, due 9/19/2022	1,004,840	(a)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
	Occidental Petroleum Corp.
$100,000	3.13%, due 2/15/2022	$95,770
1,750,000	2.70%, due 8/15/2022	1,629,163
150,000	WPX Energy, Inc., 5.25%, due 9/15/2024	147,750
		2,877,523
Pharmaceuticals 2.5%
1,980,000	AbbVie, Inc., (3M USD LIBOR + 0.65%), 1.02%, due 11/21/2022	1,985,817	(a)(b)
370,000	Upjohn, Inc., 1.65%, due 6/22/2025	377,198	(b)
140,000	Valeant Pharmaceuticals Int'l, Inc., 5.50%, due 11/1/2025	143,089	(b)
		2,506,104
Pipelines 2.5%
340,000	Buckeye Partners L.P., 4.35%, due 10/15/2024	321,300
250,000	DCP Midstream Operating L.P., 3.88%, due 3/15/2023	242,500
130,000	EQM Midstream Partners L.P., 6.00%, due 7/1/2025	131,300	(b)
210,000	Genesis Energy L.P./Genesis Energy Finance Corp., 6.00%, due 5/15/2023	189,000
604,000	Kinder Morgan, Inc., 5.63%, due 11/15/2023	681,984	(b)
660,000	MPLX L.P., 4.88%, due 6/1/2025	736,379
140,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.13%, due 2/1/2025	134,750
		2,437,213
Real Estate 0.3%
	Realogy Group LLC/Realogy Co-Issuer Corp.
220,000	4.88%, due 6/1/2023	205,700	(b)(f)
115,000	7.63%, due 6/15/2025	114,713	(b)
		320,413
Real Estate Investment Trusts 0.5%
240,000	ESH Hospitality, Inc., 5.25%, due 5/1/2025	232,200	(b)
115,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, due 6/15/2025	112,709	(b)
150,000	RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, due 4/15/2023	141,728
		486,637
Retail 0.3%
150,000	Penske Automotive Group, Inc., 5.38%, due 12/1/2024	149,625
190,000	Staples, Inc., 7.50%, due 4/15/2026	149,293	(b)
		298,918
Semiconductors 1.0%
750,000	Broadcom, Inc., 3.15%, due 11/15/2025	796,278	(b)
225,000	Microchip Technology, Inc., 4.25%, due 9/1/2025	226,854	(b)
		1,023,132
Software 0.6%
540,000	Infor, Inc., 1.45%, due 7/15/2023	544,459	(b)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
Telecommunications 2.8%
	AT&T, Inc.
$440,000	3.40%, due 5/15/2025	$483,805
550,000	2.30%, due 6/1/2027	567,849
450,000	Numericable-SFR SA, 7.38%, due 5/1/2026	469,773	(b)
550,000	T-Mobile USA, Inc., 3.50%, due 4/15/2025	599,511	(b)
550,000	Verizon Communications, Inc., 2.63%, due 8/15/2026	598,427
		2,719,365
	Total Corporate Bonds (Cost $38,919,028)	38,868,491
Asset-Backed Securities 9.2%
361,425	Ally Auto Receivables Trust, Ser. 2018-1, Class A3, 2.35%, due 6/15/2022	363,808
500,000	Benefit Street Partners CLO XIX Ltd., Ser. 2019-19A, Class D, (3M USD LIBOR + 3.80%), 5.68%, due 1/15/2033	469,998	(a)(b)
1,099,883	Consumer Loan Underlying Bond Club Certificate Issuer Trust I, Ser. 2019-HP1, Class A, 2.59%, due 12/15/2026	1,104,337	(b)
465,191	Fannie Mae Grantor Trust, Ser. 2003-T4, Class 1A, (1M LIBOR + 0.22%), 0.38%, due 9/26/2033	461,538	(a)
140,807	GM Financial Automobile Leasing Trust, Ser. 2019-1, Class A2A, 2.91%, due 4/20/2021	141,117
795,782	Lending Point Asset Securitization Trust, Ser. 2020-1, Class A, 2.51%, due 2/10/2026	789,039	(b)
500,000	Mariner CLO LLC, Ser. 2015-1A, Class DR2, (3M USD LIBOR + 2.85%), 3.99%, due 4/20/2029	440,399	(a)(b)
742,162	Marlette Funding Trust, Ser. 2020-1A, Class A, 2.24%, due 3/15/2030	744,375	(b)
500,000	Milos CLO Ltd., Ser. 2017-1A, Class DR, (3M USD LIBOR + 2.75%), 3.89%, due 10/20/2030	444,088	(a)(b)
500,000	OHA Loan Funding Ltd., Ser. 2016-1A, Class DR, (3M USD LIBOR + 3.00%), 4.14%, due 1/20/2033	436,669	(a)(b)
500,000	Palmer Square CLO Ltd., Ser. 2015-2A, Class CR2, (3M USD LIBOR + 2.75%), 3.89%, due 7/20/2030	443,790	(a)(b)
600,150	SLM Student Loan Trust, Ser. 2013-2, Class A, (1M USD LIBOR + 0.45%), 0.63%, due 6/25/2043	569,191	(a)
791,662	SoFi Consumer Loan Program Trust, Ser. 2020-1, Class A, 2.02%, due 1/25/2029	800,056	(b)
96,083	SoFi Professional Loan Program LLC, Ser. 2017-E, Class A2A, 1.86%, due 11/26/2040	96,134	(b)
500,000	Symphony CLO XXII Ltd., Ser. 2020-22A, Class D, (3M USD LIBOR + 3.15%), 4.46%, due 4/18/2033	443,745	(a)(b)
500,000	TICP CLO VII Ltd., Ser. 2017-7A, Class DR, (3M USD LIBOR + 3.20%), 4.71%, due 4/15/2033	428,367	(a)(b)
500,000	TICP CLO XV Ltd., Ser. 2020-15A, Class D, (3M USD LIBOR + 3.15%), 4.79%, due 4/20/2033	447,861	(a)(b)
500,000	TRESTLES CLO III Ltd., Ser. 2020-3A, Class D, (3M USD LIBOR + 3.25%), 4.40%, due 1/20/2033	438,094	(a)(b)
	Total Asset-Backed Securities (Cost $9,534,653)	9,062,606
NUMBER OF SHARES
Short-Term Investments 5.7%
Investment Companies 5.7%
5,149,588	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.12%(h)	5,149,588	(i)
456,908	State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(h)	456,908	(j)
	Total Short-Term Investments (Cost $5,606,496)	5,606,496
	Total Investments 100.7% (Cost $99,499,414)	99,220,446
	Liabilities Less Other Assets (0.7)%	(641,955	)(k)
	Net Assets 100.0%	$98,578,491

(a)  Variable or floating rate security. The interest rate shown was the current rate as of June 30, 2020 and changes periodically.

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont'd)

(b)  Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At June 30, 2020, these securities amounted to $33,108,537, which represents 33.6% of net assets of the Fund.

(c)  Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2020.

(d)  Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(e)  Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(f)  The security or a portion of this security is on loan at June 30, 2020. Total value of all such securities at June 30, 2020 amounted to $445,388 for the Fund (see Note A of the Notes to Financial Statements).

(g)  Represents less than 0.05% of net assets of the Fund.

(h)  Represents 7-day effective yield as of June 30, 2020.

(i)  All or a portion of this security is segregated in connection with obligations for when-issued securities and/or futures with a total value of $5,149,588.

(j)  Represents investment of cash collateral received from securities lending.

(k)  Includes the impact of the Fund's open positions in derivatives at June 30, 2020.

(l)  When-issued security. Total value of all such securities at June 30, 2020, amounted to $841,690, which represents 0.9% of net assets of the Fund.

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$82,489,159	83.7%
Cayman Islands	3,864,122	3.9%
Switzerland	2,150,308	2.2%
United Kingdom	2,066,552	2.1%
Ireland	1,365,815	1.4%
Spain	569,701	0.6%
France	469,773	0.5%
Germany	397,270	0.4%
Canada	241,250	0.2%
Short-Term Investments and Other Liabilities—Net	4,964,541	5.0%
	$98,578,491	100.0%

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont'd)

Derivative Instruments

Futures contracts ("futures")

At June 30, 2020, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2020	263	U.S. Treasury Note, 2 Year	$58,077,797	$24,667
Total Long Positions			$58,077,797	$24,667

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2020	8	U.S. Treasury Bond, 10 Year Ultra	$(1,259,875)	$(5,375)
9/2020	107	U.S. Treasury Note, 5 Year	(13,454,414)	(34,179)
Total Short Positions			$(14,714,289)	$(39,554)
Total Futures				$(14,887)

At June 30, 2020, the Fund had $256,357 deposited in a segregated account to cover margin requirements on open futures.

For the fiscal period ended June 30, 2020, the average notional value for the months where the Fund had futures outstanding was $60,779,880 for long positions and $(10,452,423) for short positions.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of June 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities(a)	$—	$45,682,853	$—	$45,682,853
Corporate Bonds(a)	—	38,868,491	—	38,868,491
Asset-Backed Securities	—	9,062,606	—	9,062,606
Short-Term Investments	—	5,606,496	—	5,606,496
Total Investments	$—	$99,220,446	$—	$99,220,446

(a)  The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's derivatives as of June 30, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$24,667	$—	$—	$24,667
Liabilities	(39,554)	—	—	(39,554)
Total	$(14,887)	$—	$—	$(14,887)

(a)  Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

SHORT DURATION BOND PORTFOLIO
June 30, 2020
Assets
Investments in securities, at value*† (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$99,220,446
Cash	237
Cash collateral segregated for futures contracts (Note A)	256,357
Interest receivable	479,386
Receivable for Fund shares sold	61,367
Receivable for securities lending income (Note A)	672
Prepaid expenses and other assets	5,011
Total Assets	100,023,476
Liabilities
Payable to investment manager—net (Note B)	13,760
Payable for securities purchased	834,920
Payable for Fund shares redeemed	17,097
Payable for accumulated variation margin on futures contracts (Note A)	14,887
Payable to administrator—net (Note B)	32,375
Payable to trustees	13,031
Payable for loaned securities collateral (Note A)	456,908
Other accrued expenses and payables	62,007
Total Liabilities	1,444,985
Net Assets	$98,578,491
Net Assets consist of:
Paid-in capital	$121,970,941
Total distributable earnings/(losses)	(23,392,450)
Net Assets	$98,578,491
Shares Outstanding ($.001 par value; unlimited shares authorized)	9,285,550
Net Asset Value, offering and redemption price per share
Class I	$10.62
†Securities on loan, at value:
Unaffiliated issuers	$445,388
*Cost of Investments:
(a) Unaffiliated Issuers	$99,499,414

See Notes to Financial Statements

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

SHORT DURATION BOND PORTFOLIO
For the Six Months Ended June 30, 2020
Investment Income:
Income (Note A):
Interest and other income—unaffiliated issuers	$1,688,295
Income from securities loaned—net	2,459
Total income	$1,690,754
Expenses:
Investment management fees (Note B)	100,024
Administration fees (Note B)	203,134
Audit fees	27,598
Custodian and accounting fees	37,398
Insurance	1,867
Legal fees	19,640
Shareholder reports	13,137
Trustees' fees and expenses	25,884
Interest	158
Miscellaneous	1,141
Total expenses	429,981
Net investment income/(loss)	$1,260,773
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(929,984)
Expiration or closing of futures contracts	334,490
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(655,834)
Futures contracts	8,738
Net gain/(loss) on investments	(1,242,590)
Net increase/(decrease) in net assets resulting from operations	$18,183

See Notes to Financial Statements

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	SHORT DURATION BOND PORTFOLIO
	Six Months Ended June 30, 2020 (Unaudited)	Fiscal Year Ended December 31, 2019
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$1,260,773	$1,895,155
Net realized gain/(loss) on investments	(595,494)	797,749
Change in net unrealized appreciation/(depreciation) of investments	(647,096)	1,297,661
Net increase/(decrease) in net assets resulting from operations	18,183	3,990,565
Distributions to Shareholders From (Note A):
Distributable earnings	—	(2,162,405)
From Fund Share Transactions (Note D):
Proceeds from shares sold	16,379,653	12,077,620
Proceeds from reinvestment of dividends and distributions	—	2,162,405
Payments for shares redeemed	(24,854,162)	(26,632,481)
Net increase/(decrease) from Fund share transactions	(8,474,509)	(12,392,456)
Net Increase/(Decrease) in Net Assets	(8,456,326)	(10,564,296)
Net Assets:
Beginning of period	107,034,817	117,599,113
End of period	$98,578,491	$107,034,817

See Notes to Financial Statements

Notes to Financial Statements Short Duration Bond Portfolio (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Short Duration Bond Portfolio (the "Fund") is a separate operating series of the Trust, and is diversified. The Fund currently offers only Class I shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.

The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management" or "NBIA") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.

2  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—unadjusted quoted prices in active markets for identical investments

•  Level 2—other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3—unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

3  Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5  Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2020, the Fund did not have any unrecognized tax positions.

For federal income tax purposes, the estimated cost in value of investments held at June 30, 2020 was $99,996,583. The estimated gross unrealized appreciation was $750,846 and estimated gross unrealized depreciation was $1,518,245 resulting in net unrealized depreciation of $767,399 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2019, the Fund recorded the following permanent reclassifications primarily related to deemed distributions on shareholder redemptions:

Paid-in Capital	Total Distributable Earnings/(Losses)
$5,748	$(5,748)

The tax character of distributions paid during the years ended December 31, 2019, and December 31, 2018, was as follows:

Distributions Paid From:
Ordinary Income		Total
2019	2018	2019	2018
$2,162,405	$1,914,454	$2,162,405	$1,914,454

As of December 31, 2019, the components of distributable earnings/(accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$2,399,432	$—	$(120,303)	$(25,689,762)	$—	$(23,410,633)

The temporary differences between book basis and tax basis distributable earnings are primarily due to amortization of bond premium and mark-to-market adjustments on futures.

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at December 31, 2019, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

Capital Loss Carryforwards
Long-Term	Short-Term
$23,616,184	$2,073,578

During the year ended December 31, 2019, the Fund had utilized capital loss carryforwards of $38,968.

6  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

7  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly.

9  Dollar rolls: The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before this repurchase, the Fund forgoes principal and interest payments on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in the Fund's NAV and may be viewed as a form of leverage. There is a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

10  Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

11  Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by (a) the 1940 Act, (b) the exemptive order from the Securities and Exchange Commission ("SEC") that permits the Fund to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order, or (c) the ETF's exemptive order or other relief. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will decrease returns.

12  Derivative instruments: The Fund's use of derivatives during the six months ended June 30, 2020, is described below. Please see the Schedule of Investments for the Fund's open positions in derivatives, if any, at June 30, 2020. The Fund has adopted the provisions of ASC 815 "Derivatives and Hedging" ("ASC 815"). The disclosure requirements of ASC 815 distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Futures contracts: During the six months ended June 30, 2020, the Fund used U.S. Treasury futures to manage the duration of the Fund.

At the time the Fund enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to the Fund because the exchange's clearinghouse assumes the position of the counterparty in each transaction. Thus, the Fund is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.

For U.S. federal income tax purposes, the futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, the Fund's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund's taxable income.

At June 30, 2020, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

Asset Derivatives

Derivative Type	Statement of Assets and Liabilities Location	Interest Rate Risk	Total
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$24,667	$24,667
Total Value—Assets		$24,667	$24,667

Liability Derivatives

Derivative Type	Statement of Assets and Liabilities Location	Interest Rate Risk	Total
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$(39,554)	$(39,554)
Total Value—Liabilities		$(39,554)	$(39,554)

The impact of the use of derivative instruments on the Statement of Operations during the six months ended June 30, 2020, was as follows:

Realized Gain/(Loss)

Derivative Type	Statement of Operations Location	Interest Rate Risk	Total
Futures	Net realized gain/(loss) on: Expiration or closing of futures contracts	$334,490	$334,490
Total Realized Gain/(Loss)		$334,490	$334,490

Change in Appreciation/(Depreciation)

Derivative Type	Statement of Operations Location	Interest Rate Risk	Total
Futures	Change in net unrealized appreciation/(depreciation) in value of: Futures contracts	$8,738	$8,738
Total Change in Appreciation/(Depreciation)		$8,738	$8,738

While the Fund may receive rights and warrants in connection with its investments in securities, these rights and warrants are not considered "derivative instruments" under ASC 815.

13  Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender's fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial cash collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day's market value of the loaned securities (105% in the case of international securities). Thereafter, the value of the cash collateral is monitored on a daily basis, and cash collateral is moved daily between a counterparty and the Fund until the close of the transaction. The Fund may only receive collateral in the form of cash (U.S. dollars). Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.

As of June 30, 2020, the Fund had outstanding loans of securities to certain approved brokers, with a value of $445,388, for which it received collateral as follows:

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions(a)
Corporate Bonds	$456,908	$—	$—	$—	$456,908

(a)  Amounts represent the payable for loaned securities collateral received.

The Fund is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions, if any, that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund's securities lending assets at fair value are reported gross in the Statement of Assets and Liabilities. The following tables present the Fund's securities lending assets by counterparty and net of the related collateral received by the Fund for assets as of June 30, 2020.

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Securities Lending	$445,388	$—	$445,388
Total	$445,388	$—	$445,388

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Liabilities Available for Offset	Cash Collateral Received(a)	Net Amount(b)
SSB	$445,388	$—	$(445,388)	$—
Total	$445,388	$—	$(445,388)	$—

(a)  Collateral received is limited to an amount not to exceed 100% of the net amount of assets in the tables presented above.

(b)  Net Amount represents amounts subject to loss at June 30, 2020, in the event of a counterparty failure.

14  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

15  Other matters—Coronavirus: The recent outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA a fee at the annual rate of 0.17% of the first $2 billion of the Fund's average daily net assets and 0.15% of average daily net assets in excess of $2 billion (prior to February 28, 2020, 0.25% of the first $500 million of the Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion). Accordingly, for the six months ended June 30, 2020, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.20% of the Fund's average daily net assets.

The Fund retains NBIA as its administrator under an Administration Agreement. The Fund pays NBIA an administration fee at the annual rate of 0.40% of its average daily net assets under this agreement. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.

NBIA has contractually agreed to waive fees and/or reimburse the Fund so that the total annual operating expenses do not exceed the expense limitation as detailed in the following table. This undertaking excludes interest, taxes, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that it will repay NBIA for fees and expenses waived or reimbursed provided that repayment does not cause the annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.

During the six months ended June 30, 2020, there was no repayment to NBIA under this agreement.

At June 30, 2020, the Fund had no contingent liabilities to Management under the agreement.

				Expenses Reimbursed in Year Ended December 31,
				2017	2018	2019	2020
				Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)		Expiration	2020	2021	2022	2023
Class I	0.95	%(b)	12/31/23	$—	$—	$—	$—

(a)  Expense limitation per annum of the Fund's average daily net assets.

(b)  Prior to February 28, 2020, the contractual expense limitation was 1.00%.

Neuberger Berman BD LLC is the Fund's "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund's Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund's Class I shares.

Note C—Securities Transactions:

During the six months ended June 30, 2020, there were purchase and sale transactions of long-term securities (excluding futures) as follows:

Purchases of U.S. Government and Agency Obligations	Purchases excluding U.S. Government and Agency Obligations	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities excluding U.S. Government and Agency Obligations
$16,540,613	$94,050,791	$7,890,601	$110,855,407

During the six months ended June 30, 2020, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2020, and for the year ended December 31, 2019, was as follows:

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
Shares Sold	1,580,364	1,144,266
Shares Issued on Reinvestment of Dividends and Distributions	—	205,552
Shares Redeemed	(2,423,682)	(2,524,513)
Total	(843,318)	(1,174,695)

Note E—Line of Credit:

At June 30, 2020, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by Management also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2020. During the period ended June 30, 2020, the Fund did not utilize the Credit Facility.

Note F—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

Short Duration Bond Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class I
	Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017		2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$10.57		$10.40	$10.46	$10.52		$10.52	$10.66
Income From Investment Operations:
Net Investment Income/(Loss)@	0.13		0.18	0.14	0.11		0.07	0.02
Net Gains or Losses on Securities (both realized and unrealized)	(0.08)		0.20	(0.03)	(0.02)		0.06	0.00
Total From Investment Operations	0.05		0.38	0.11	0.09		0.13	0.02
Less Distributions From:
Net Investment Income	—		(0.21)	(0.17)	(0.15)		(0.13)	(0.16)
Net Asset Value, End of Period	$10.62		$10.57	$10.40	$10.46		$10.52	$10.52
Total Return†	0.47	%*	3.69%^	1.02%^	0.89	%‡^	1.22%^	0.18%^
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$98.6		$107.0	$117.6	$131.6		$143.0	$160.0
Ratio of Gross Expenses to Average Net Assets#	0.85	%**	0.88%	0.87%	0.85%		0.88%	0.84%
Ratio of Net Expenses to Average Net Assets	0.85	%**	0.88%	0.87%	0.75	%ß	0.88%	0.84%
Ratio of Net Investment Income/(Loss) to Average Net Assets	2.48	%**	1.69%	1.34%	1.03	%ß	0.68%	0.19%
Portfolio Turnover Rate	114	%*	91%	60%	87%		79%	65%

See Notes to Financial Highlights

Notes to Financial Highlights Short Duration Bond Portfolio
(Unaudited)

@  Calculated based on the average number of shares outstanding during each fiscal period.

†  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

^  The class action proceeds received in 2019 and 2017 had no impact on the Fund's total return for the years ended December 31, 2019 and 2017, respectively. Had the Fund not received class action proceeds in 2018, 2016 and 2015, total return based on per share NAV for the years ended December 31, 2018, December 31, 2016, and December 31, 2015, would have been:

	Year Ended December 31,
2018	2016	2015
Class I 0.92%	0.64%	0.09%

*  Not annualized.

‡  In May 2016, the Fund's custodian, State Street, announced that it had identified inconsistencies in the way in which the Fund was invoiced for categories of expenses, particularly those deemed "out-of-pocket" costs, from 1998 through November 2015, and refunded to the Fund certain expenses, plus interest, determined to be payable to the Fund for the period in question. These amounts were refunded to the Fund by State Street during the year ended December 31, 2017. These amounts had no impact on the Fund's total return for the year ended December 31, 2017.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee and/or if the Fund had not received refunds, plus interest, from State Street noted in ‡ above for custodian out-of-pocket expenses previously paid during the year ended December 31, 2017. Management did not reimburse or waive fees during the fiscal periods shown.

**  Annualized.

ß  The custodian expenses refund noted in ‡ above is non-recurring and is included in these ratios. Had the Fund not received the refund, the annualized ratio of net expenses to average net assets and the annualized ratio of net investment income/(loss) to average net assets would have been:

	Ratio of Net Expenses to Average Net Assets Year Ended December 31, 2017	Ratio of Net Investment Income/(Loss) to Average Net Assets Year Ended December 31, 2017
Class I	0.85%	0.92%

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2019). The Trust's Forms N-Q and N-PORT are available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-Q or Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll free).

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the "Liquidity Rule"), as amended, the Fund has established a liquidity risk management program (the "Program"). The Program seeks to assess and manage the Fund's liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund. The Board has approved the designation of NBIA Funds' Liquidity Committee, comprised of NBIA employees, as the program administrator (the "Program Administrator"). The Program Administrator is responsible for implementing and monitoring the Program and utilizes NBIA personnel to assess and review, on an ongoing basis, the Fund's liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of the Fund's liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund's investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Program Administrator's assessment of the investments' liquidity under current market conditions. The Program Administrator also utilizes information about the Fund's investment strategy, the characteristics of the Fund's shareholder base and historical redemption activity.

The Program Administrator provided the Board with a written report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation from June 1, 2019 through March 31, 2020. During the period covered by this report, the Program Administrator reported that the Program effectively assisted the Program Administrator in monitoring whether the Fund maintained a level of liquidity appropriate for its shareholder base and historical redemption activity.

In addition, the Program Administrator provided the Board with supplemental information on the Program's operations for a more recent period due to the market volatility created by the COVID-19 pandemic. During the period affected by the COVID-19 pandemic, the Program Administrator reported that the Program effectively assisted the Program Administrator in monitoring whether the Fund maintained a level of liquidity appropriate to its shareholder base and historical redemption activity.

Neuberger Berman
Advisers Management Trust

Sustainable Equity Portfolio

I Class Shares

S Class Shares

Semi-Annual Report

June 30, 2020

B0738 08/20

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may no longer receive paper copies of the Fund's annual and semi-annual shareholder reports by mail from the insurance company that issued your variable annuity and variable life insurance contract or from the financial intermediary that administers your qualified pension or retirement plan, unless you specifically request paper copies of the reports from your insurance company or financial intermediary. Instead, the reports will be made available on the Fund's website www.nb.com/AMTliterature, and may also be available on a website from the insurance company or financial intermediary that offers your contract or administers your retirement plan, and such insurance company or financial intermediary will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or financial intermediary electronically by following the instructions provided by the insurance company or financial intermediary. If offered by your insurance company or financial intermediary, you may elect to receive all future reports in paper and free of charge from the insurance company or financial intermediary. You can contact your insurance company or financial intermediary if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract or retirement plan.

Sustainable Equity Portfolio Commentary

The Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Class I generated a total return of –6.28% for the six months ended June 30, 2020 (the reporting period), trailing the –3.08% total return of its benchmark, the S&P 500® Index (the Index). (Performance for all share classes is provided in the table immediately following this letter.)

After a steep correction on fears about economic impacts of the global COVID-19 pandemic, the market rebounded dramatically, erasing much of its earlier losses. For the reporting period, Information Technology (IT) and Consumer Discretionary posted positive results, though all other sectors within the Index, particularly Energy and Financials, declined.

The U.S. Federal Reserve Board's (Fed) unprecedented support was a major catalyst for the rebound. The Fed's actions helped alleviate Corporate America's worst fears by providing liquidity in fixed income markets, narrowing spreads and lowering the cost of capital. This, plus a commitment to keeping interest rates low, propelled mega-cap growth momentum, further narrowing the markets and enhancing investor appetite for growth stocks. Given our valuation-sensitive approach, this was a headwind to our relative performance.

Optimism about potential vaccines and treatments for COVID-19 further supported the rebound. May's better-than-expected unemployment numbers, plus early signs of recovery in consumer confidence, point to a gradual recovery. However, a sustained uptick in cases or second wave could hamper this trajectory.

The Fund benefited most from an overweight versus the Index and stock selection in Health Care. Top contributors included Microsoft, which exceeded estimates and generated robust free cash flow growth. Further, the pandemic and related challenges highlighted the significance of digital transformation for enterprises. New addition Regeneron Pharmaceuticals outperformed as an ophthalmology competitor received disappointing clinical news, and on its prominent role in developing a potential COVID-19 treatment.

Stock selection in Consumer Discretionary detracted most from relative returns. Individual detractors included Noble Energy, which we sold as disruption in energy markets caused by geopolitical concerns, then exacerbated by COVID-19, created an unfavorable outlook. Compass, the global contract caterer serving clients in business, sports and leisure, education, and healthcare declined with the global lockdown. We believe Compass is well positioned to emerge even stronger.

Additional sales during the reporting period included American Express, Ryanair, Gildan Activewear, Kroger, and EQT. Other additions included Accenture, Starbucks, Colgate, EverSource Energy, Otis, Discovery Communications, and Booking Holdings.

Looking ahead, though COVID-19 remains a threat until we have an effective vaccine, healthcare systems are better prepared today—with enhanced testing, more personal protective gear and increased hospital capacity; this, combined with social distancing, should help mitigate a sharp resurgence.

Unprecedented stimulus from the Fed and Congress has cushioned some of the economic impact on individuals and businesses, but we anticipate market volatility to continue as long as the pandemic lasts. In periods of dislocation, second order effects can be challenging to predict. Excesses from good times, typically involving financial leverage, can result in forced liquidations, dislocating prices from fundamentals. While this creates opportunities for fundamental investors, we are extremely cautious that markets can dislocate far below fundamental valuation. Thus, we remain deliberate in our decisions. We also remain mindful of the impact of potential inflation across our Fund, given growing fiscal deficits.

We continue to strive to position the Fund toward best-in-class businesses that we believe are likely to be beneficiaries within the existing disruption and upon a rebound in demand, while being mindful of valuation. Our team's process of identifying businesses that we believe have good growth prospects, high return on invested capital, strong balance sheets, and ESG leadership and diversification, positions the Fund well for a variety of backdrops.

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We look forward to continuing to serve your investment needs.

Sincerely,

INGRID S. DYOTT AND SAJJAD S. LADIWALA
CO-PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

To read more on how we integrate sustainability issues into our investment process, please visit www.nb.com/sustainableequity.

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Sustainable Equity Portfolio

SECTOR ALLOCATION

(as a % of Total Investments*)
Communication Services	9.1%
Consumer Discretionary	9.1
Consumer Staples	4.3
Financials	10.0
Health Care	19.6
Industrials	14.3
Information Technology	25.1
Materials	3.1
Real Estate	1.3
Utilities	3.0
Short-Term Investments	1.1
Total	100.0%

*  Derivatives, if any, are excluded from this chart.

PERFORMANCE HIGHLIGHTS

	Inception	Six Month Period Ended	Average Annual Total Return Ended 06/30/2020
	Date	06/30/2020	1 Year	5 Years	10 Years	Life of Fund
Class I	02/18/1999	–6.28%	3.68%	7.44%	11.25%	7.03%
Class S2	05/01/2006	–6.38%	3.41%	7.21%	11.04%	6.91%
S&P 500® Index[1,3]		–3.08%	7.51%	10.73%	13.99%	6.46%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("Management") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2019 were 0.93% and 1.18% for Class I and Class S shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratio was 1.18% for Class S shares after expense reimbursements and/or fee waivers. The expense ratios for the semi-annual period ended June 30, 2020 can be found in the Financial Highlights section of this report.

3

Endnotes

1  The date used to calculate Life of Fund performance for the index is February 18, 1999, the inception date of Class I shares, the Fund's oldest share class.

2  Performance shown prior to May 1, 2006 for Class S shares is that of Class I shares, which has lower expenses and correspondingly higher returns than Class S shares.

3  The S&P 500® Index is a float-adjusted market capitalization-weighted index that focuses on the large-cap segment of the U.S. equity market, and includes a significant portion of the total value of the market. Please note that the index described in this report does not take into account any fees, expenses or tax consequences of investing in the individual securities that it tracks, and that individuals cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC ("Management") and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.

© 2020 Neuberger Berman BD LLC, distributor. All rights reserved.

4

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2020 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SUSTAINABLE EQUITY PORTFOLIO

Actual	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During the Period 1/1/20 – 6/30/20		Expense Ratio
Class I	$1,000.00	$937.20	$4.43	(a)	0.92%
Class S	$1,000.00	$936.20	$5.63	(a)	1.17%
Hypothetical (5% annual return before expenses)
Class I	$1,000.00	$1,020.29	$4.62	(b)	0.92%
Class S	$1,000.00	$1,019.05	$5.87	(b)	1.17%

(a)  For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

(b)  Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 182/366 (to reflect the one-half year period shown).

5

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited) June 30, 2020

NUMBER OF SHARES		VALUE
Common Stocks 98.9%
Auto Components 2.3%
161,851	Aptiv PLC	$12,611,430
Banks 4.9%
179,217	JPMorgan Chase & Co.	16,857,151
277,009	U.S. Bancorp	10,199,471
		27,056,622
Biotechnology 2.0%
17,945	Regeneron Pharmaceuticals, Inc.	11,191,399	*
Capital Markets 2.0%
118,855	Intercontinental Exchange, Inc.	10,887,118
Communications Equipment 1.9%
48,888	Arista Networks, Inc.	10,267,947	*
Electric Utilities 1.0%
66,323	Eversource Energy	5,522,716
Electrical Equipment 3.3%
175,984	Vestas Wind Systems A/S	18,021,247
Electronic Equipment, Instruments & Components 3.2%
68,136	Zebra Technologies Corp. Class A	17,439,409	*
Equity Real Estate Investment Trusts 1.3%
323,259	Weyerhaeuser Co.	7,260,397
Health Care Equipment & Supplies 8.2%
62,316	Becton, Dickinson & Co.	14,910,349
103,943	Danaher Corp.	18,380,241
131,038	Medtronic PLC	12,016,185
		45,306,775
Health Care Providers & Services 6.0%
140,897	AmerisourceBergen Corp.	14,198,191
101,157	Cigna Corp.	18,982,111
		33,180,302
Hotels, Restaurants & Leisure 3.1%
671,662	Compass Group PLC	9,241,034
104,903	Starbucks Corp.	7,719,812
		16,960,846
NUMBER OF SHARES		VALUE
Household Products 1.4%
105,830	Colgate-Palmolive Co.	$7,753,106
Insurance 3.1%
212,269	Progressive Corp.	17,004,870
Interactive Media & Services 3.9%
15,158	Alphabet, Inc. Class A	21,494,802	*
Internet & Direct Marketing Retail 1.0%
3,533	Booking Holdings, Inc.	5,625,737	*
IT Services 7.4%
55,834	Accenture PLC Class A	11,988,677
189,195	Cognizant Technology Solutions Corp. Class A	10,750,060
60,949	MasterCard, Inc. Class A	18,022,619
		40,761,356
Machinery 3.8%
104,418	Otis Worldwide Corp.	5,937,207
106,220	Stanley Black & Decker, Inc.	14,804,944
		20,742,151
Materials 1.8%
17,392	Sherwin-Williams Co.	10,049,967
Media 5.2%
493,534	Comcast Corp. Class A	19,237,955
443,727	Discovery, Inc. Class A	9,362,640	*
		28,600,595
Multi-Utilities 2.0%
920,007	National Grid PLC	11,224,449
Personal Products 2.9%
301,045	Unilever NV	16,036,667
Pharmaceuticals 3.3%
52,207	Roche Holding AG	18,087,091
Road & Rail 2.0%
158,341	CSX Corp.	11,042,701
Semiconductors & Semiconductor Equipment 4.3%
189,078	Texas Instruments, Inc.	24,007,234

See Notes to Financial Statements

6

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
Software 8.3%
45,160	Intuit, Inc.	$13,375,940
159,649	Microsoft Corp.	32,490,168
		45,866,108
Specialty Chemicals 1.3%
125,969	Novozymes A/S B Shares	7,303,165
Specialty Retail 2.7%
103,119	Advance Auto Parts, Inc.	14,689,302
Trading Companies & Distributors 5.3%
108,644	United Rentals, Inc.	16,192,302	*
41,678	W.W. Grainger, Inc.	13,093,560
		29,285,862
	Total Common Stocks (Cost $407,752,426)	545,281,371
Short-Term Investments 1.1%
PRINCIPAL AMOUNT
Certificates of Deposit 0.0%(a)
$100,000	Self Help Credit Union, 0.25%, due 7/29/2020	100,000
100,000	Self Help Federal Credit Union, 0.25%, due 9/14/2020	100,000
		200,000
NUMBER OF SHARES		VALUE
Investment Companies 1.1%
5,729,745	State Street Institutional Treasury Money Market Fund Premier Class, 0.11%(b)	$5,729,745
	Total Short-Term Investments (Cost $5,929,745)	5,929,745
	Total Investments 100.0% (Cost $413,682,171)	551,211,116
	Other Assets Less Liabilities 0.0%(a)	171,230
	Net Assets 100.0%	$551,382,346

*  Non-income producing security.

(a)  Represents less than 0.05% of net assets of the Fund.

(b)  Represents 7-day effective yield as of June 30, 2020.

See Notes to Financial Statements

7

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited) (cont'd)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$465,367,718	84.4%
United Kingdom	36,502,150	6.6%
Denmark	25,324,412	4.6%
Switzerland	18,087,091	3.3%
Short-Term Investments and Other Assets-Net	6,100,975	1.1%
	$551,382,346	100.0%

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of June 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Electrical Equipment	$—	$18,021,247	$—	$18,021,247
Hotels, Restaurants & Leisure	7,719,812	9,241,034	—	16,960,846
Multi-Utilities	—	11,224,449	—	11,224,449
Pharmaceuticals	—	18,087,091	—	18,087,091
Specialty Chemicals	—	7,303,165	—	7,303,165
Other Common Stocks(a)	473,684,573	—	—	473,684,573
Total Common Stocks	481,404,385	63,876,986	—	545,281,371
Short-Term Investments	—	5,929,745	—	5,929,745
Total Investments	$481,404,385	$69,806,731	$—	$551,211,116

(a)  The Schedule of Investments provides information on the industry categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

8

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

SUSTAINABLE EQUITY PORTFOLIO
June 30, 2020
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$551,211,116
Foreign currency(b)	10
Dividends and interest receivable	759,516
Receivable for Fund shares sold	97,173
Prepaid expenses and other assets	31,465
Total Assets	552,099,280
Liabilities
Payable to investment manager—net (Note B)	242,791
Payable for Fund shares redeemed	201,068
Payable to administrator—net (Note B)	157,185
Payable to trustees	12,860
Payable for legal fees	45,414
Other accrued expenses and payables	57,616
Total Liabilities	716,934
Net Assets	$551,382,346
Net Assets consist of:
Paid-in capital	$389,756,513
Total distributable earnings/(losses)	161,625,833
Net Assets	$551,382,346
Net Assets
Class I	$444,868,875
Class S	106,513,471
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	17,651,444
Class S	4,218,289
Net Asset Value, offering and redemption price per share
Class I	$25.20
Class S	25.25
* Cost of Investments:
(a) Unaffiliated Issuers	$413,682,171
(b) Total cost of foreign currency	$10

See Notes to Financial Statements

9

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

SUSTAINABLE EQUITY PORTFOLIO
For the Six Months Ended June 30, 2020
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$4,700,813
Interest and other income—unaffiliated issuers	37,895
Foreign taxes withheld	(172,041)
Total income	$4,566,667
Expenses:
Investment management fees (Note B)	1,451,536
Administration fees (Note B):
Class I	655,561
Class S	159,906
Distribution fees (Note B):
Class S	133,255
Audit fees	22,952
Custodian and accounting fees	50,747
Insurance	8,179
Legal fees	66,651
Repayment to Management of expenses previously assumed by Management (Note B)	3,236
Shareholder reports	47,730
Trustees' fees and expenses	25,939
Miscellaneous	4,171
Total expenses	2,629,863
Net investment income/(loss)	$1,936,804
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(4,507,644)
Settlement of foreign currency transactions	12,239
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(35,611,541)
Foreign currency translations	4,415
Net gain/(loss) on investments	(40,102,531)
Net increase/(decrease) in net assets resulting from operations	$(38,165,727)

See Notes to Financial Statements

10

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	SUSTAINABLE EQUITY PORTFOLIO
	Six Months Ended June 30, 2020 (Unaudited)	Fiscal Year Ended December 31, 2019
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$1,936,804	$3,291,759
Net realized gain/(loss) on investments	(4,495,405)	23,854,153
Change in net unrealized appreciation/(depreciation) of investments	(35,607,126)	86,950,452
Net increase/(decrease) in net assets resulting from operations	(38,165,727)	114,096,364
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(27,383,729)
Class S	—	(6,650,912)
Total distributions to shareholders	—	(34,034,641)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	8,112,812	50,062,884
Class S	1,389,363	48,642,200
Proceeds from reinvestment of dividends and distributions:
Class I	—	27,383,729
Class S	—	6,650,912
Proceeds from shares issued in connection with tax-free reorganizations (Note F):
Class I	—	51,104,256
Class S	—	125,163
Payments for shares redeemed:
Class I	(24,310,757)	(42,305,183)
Class S	(8,455,929)	(17,528,030)
Net increase/(decrease) from Fund share transactions	(23,264,511)	124,135,931
Net Increase/(Decrease) in Net Assets	(61,430,238)	204,197,654
Net Assets:
Beginning of period	612,812,584	408,614,930
End of period	$551,382,346	$612,812,584

See Notes to Financial Statements

11

Notes to Financial Statements Sustainable Equity Portfolio
(Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund offers Class I and Class S shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.

The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management" or "NBIA") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.

2  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—unadjusted quoted prices in active markets for identical investments

•  Level 2—other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3—unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP")

12

provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost (Level 2 inputs).

Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. The Board has approved the use of ICE Data Pricing & Reference Data LLC ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which the Fund's share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

3  Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for

13

original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5  Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2020, the Fund did not have any unrecognized tax positions.

For federal income tax purposes, the estimated cost in value of investments held at June 30, 2020 was $414,649,951. The estimated gross unrealized appreciation was $149,725,192 and estimated gross unrealized depreciation was $13,164,027 resulting in net unrealized appreciation of $136,561,165 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2019, the Fund recorded the following permanent reclassifications primarily related to book to tax differences transferred to a surviving fund due to a reorganization. For the year ended December 31, 2019, the Fund recorded the following permanent reclassifications:

Paid-in Capital	Total Distributable Earnings/(Losses)
$137,842	$(137,842)

The tax character of distributions paid during the years ended December 31, 2019, and December 31, 2018, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$2,241,408	$4,303,645	$31,793,233	$22,166,095	$34,034,641	$26,469,740

As of December 31, 2019, the components of distributable earnings/(accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$3,284,616	$24,327,166	$172,179,778	$—	$—	$199,791,560

14

The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales and tax adjustments related to other investments.

6  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

It is the policy of the Fund to pass through to its shareholders substantially all real estate investment trust ("REIT") distributions and other income it receives, less operating expenses. The distributions the Fund receives from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to the Fund until the following calendar year. For the year ended December 31, 2019, the character of distributions, if any, paid to shareholders of the Fund disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of the Fund's distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after the Fund's fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified as income are often recharacterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted on the books of the Fund to reflect actual results. As a result, the composition of the Fund's distributions as reported herein may differ from the final composition determined after calendar year-end and reported to Fund shareholders on IRS Form 1099-DIV.

7  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund's expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

9  Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

10  Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by (a) the 1940 Act, (b) the exemptive order from the Securities and Exchange Commission ("SEC") that permits the Fund to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order, or (c) the ETF's exemptive order or other relief. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors,

15

markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will decrease returns.

11  Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender's fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial cash collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day's market value of the loaned securities (105% in the case of international securities). Thereafter, the value of the cash collateral is monitored on a daily basis, and cash collateral is moved daily between a counterparty and the Fund until the close of the transaction. The Fund may only receive collateral in the form of cash (U.S. dollars). Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.

As of June 30, 2020, the Fund did not participate in securities lending.

12  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

13  Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

14  Other matters—Coronavirus: The recent outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2020, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.53% of the Fund's average daily net assets.

16

The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.

NBIA has contractually agreed to waive fees and/or reimburse the Fund's Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, taxes, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class's annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.

During the six months ended June 30, 2020, the Fund's Class S shares repaid Management $3,236, under its contractual expense limitation.

At June 30, 2020, the Fund's contingent liabilities to NBIA under the agreements were as follows:

			Expenses Reimbursed in Year Ended December 31,
			2017	2018	2019	2020
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2020	2021	2022	2023
Class I	1.30%	12/31/23	$—	$—	$—	$—
Class S	1.17%	12/31/23	11,840	20,826	1,611	—

(a)  Expense limitation per annum of the respective class's average daily net assets.

Neuberger Berman BD LLC (the "Distributor") is the Fund's "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund's Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund's Class I shares.

The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S's average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

17

Note C—Securities Transactions:

During the six months ended June 30, 2020, there were purchase and sale transactions of long-term securities of $84,859,444 and $103,052,419, respectively.

During the six months ended June 30, 2020, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2020, and for the year ended December 31, 2019, was as follows:

For the Six Months Ended June 30, 2020

	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	358,739	—	(981,027)	(622,288)
Class S	58,084	—	(343,835)	(285,751)

For the Year Ended December 31, 2019

	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Issued in Connection With Tax-Free Reorganization (see Note F)	Shares Redeemed	Total
Class I	1,935,571	1,095,787	1,956,524	(1,650,810)	3,337,072
Class S	1,862,001	265,188	4,775	(680,000)	1,451,964

Note E—Line of Credit:

At June 30, 2020, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by Management also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2020. During the period ended June 30, 2020, the Fund did not utilize the Credit Facility.

Note F—Reorganizations:

At a meeting held on December 13, 2018, the Board of the Trust approved two separate tax-free reorganizations of Neuberger Berman Advisers Management Trust Guardian Portfolio ("Guardian Portfolio") and Neuberger Berman Advisers Management Trust Large Cap Value Portfolio ("Large Cap Value Portfolio") (each, a "Merging Portfolio") into the Fund (the "Surviving Portfolio," and together with the Merging Portfolios, the "Reorganization Portfolios"). All Reorganization Portfolios are series of the Trust. After the close of business on April 30, 2019, the

18

Surviving Portfolio acquired all of the net assets of the Merging Portfolios in a tax-free exchange of shares pursuant to the Plan of Reorganization and Dissolution approved by the Board. Accordingly, shareholders of each Merging Portfolio became shareholders of the Surviving Portfolio.

Guardian Portfolio	Shares Prior to Reorganization	Shares Issued by the Surviving Portfolio	Net Assets Prior to Reorganization
Class I	743,986	308,792	$8,065,623
Class S	11,758	4,775	125,163
Large Cap Value Portfolio	Shares Prior to Reorganization	Shares Issued by the Surviving Portfolio	Net Assets Prior to Reorganization
Class I	3,418,695	1,647,732	$43,038,633

The appreciation of Guardian Portfolio and Large Cap Value Portfolio were $2,282,095 and $389,841, respectively, as of the date of the reorganization. The combined net assets of the Surviving Portfolio immediately after the reorganization were $594,631,684. For financial reporting purposes, assets received and shares issued by the Surviving Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merging Portfolios were carried forward to align ongoing reporting of the Surviving Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Merging Portfolios that have been included in the Surviving Portfolio's Statement of Changes in Net Assets as of December 31, 2019.

Note G—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

19

Financial Highlights

Sustainable Equity Portfolio

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class I
	Six Months Ended June 30,		Year Ended December 31,
	2020		2019		2018	2017		2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$26.89		$22.70		$25.61	$22.57		$21.46	$23.88
Income From Investment Operations:
Net Investment Income/(Loss)@	0.09		0.17		0.14	0.12		0.13	0.16
Net Gains or Losses on Securities (both realized and unrealized)	(1.78)		5.59		(1.48)	3.99		1.94	(0.28)
Total From Investment Operations	(1.69)		5.76		(1.34)	4.11		2.07	(0.12)
Less Distributions From:
Net Investment Income	—		(0.11)		(0.13)	(0.13)		(0.16)	(0.14)
Net Realized Capital Gains	—		(1.46)		(1.44)	(0.94)		(0.80)	(2.16)
Total Distributions	—		(1.57)		(1.57)	(1.07)		(0.96)	(2.30)
Net Asset Value, End of Period	$25.20		$26.89		$22.70	$25.61		$22.57	$21.46
Total Return†	(6.28	)%*	25.88	%^	(5.73)%^	18.43	%^‡	9.86%	(0.46)%^
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$444.9		$491.3		$339.0	$379.6		$329.1	$307.6
Ratio of Gross Expenses to Average Net Assets#	0.92	%**	0.93%		0.95%	0.94%		1.00%	0.98%
Ratio of Net Expenses to Average Net Assets	0.92	%**	0.93%		0.95%	0.93	%ß	1.00%	0.98%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.76	%**	0.67%		0.53%	0.50	%ß	0.59%	0.70%
Portfolio Turnover Rate	16	%*	21	%ñ	13%	18%		31%	24%

See Notes to Financial Highlights

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Financial Highlights (cont'd)

Class S
	Six Months Ended June 30,		Year Ended December 31,
	2020		2019		2018	2017		2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$26.97		$22.79		$25.69	$22.66		$21.54	$23.93
Income From Investment Operations:
Net Investment Income/(Loss)@	0.06		0.10		0.08	0.06		0.09	0.12
Net Gains or Losses on Securities (both realized and unrealized)	(1.78)		5.61		(1.48)	3.99		1.94	(0.27)
Total From Investment Operations	(1.72)		5.71		(1.40)	4.05		2.03	(0.15)
Less Distributions From:
Net Investment Income	—		(0.07)		(0.06)	(0.08)		(0.11)	(0.08)
Net Realized Capital Gains	—		(1.46)		(1.44)	(0.94)		(0.80)	(2.16)
Total Distributions	—		(1.53)		(1.50)	(1.02)		(0.91)	(2.24)
Net Asset Value, End of Period	$25.25		$26.97		$22.79	$25.69		$22.66	$21.54
Total Return†	(6.38	)%*	25.58	%^	(5.94)%^	18.11	%^‡	9.64%	(0.59)%^
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$106.5		$121.5		$69.6	$85.7		$78.2	$74.9
Ratio of Gross Expenses to Average Net Assets#	1.17	%**	1.18%		1.20%	1.19%		1.25%	1.23%
Ratio of Net Expenses to Average Net Assets	1.17	%**§	1.17%		1.17%	1.17	%ß	1.17%	1.17%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.51	%**	0.39%		0.31%	0.25	%ß	0.42%	0.52%
Portfolio Turnover Rate	16	%*	21	%ñ	13%	18%		31%	24%

See Notes to Financial Highlights

21

Notes to Financial Highlights Sustainable Equity Portfolio (Unaudited)

@  Calculated based on the average number of shares outstanding during each fiscal period.

†  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

*  Not annualized.

^  The class action proceeds received in 2019, 2018, 2017 and 2015 had no impact on the Fund's total returns for the years ended December 31, 2019, 2018, 2017 and 2015, respectively.

‡  In May 2016, the Fund's custodian, State Street, announced that it had identified inconsistencies in the way in which the Fund was invoiced for categories of expenses, particularly those deemed "out-of-pocket" costs, from 1998 through November 2015, and refunded to the Fund certain expenses, plus interest, determined to be payable to the Fund for the period in question. These amounts were refunded to the Fund by State Street during the year ended December 31, 2017. These amounts had no impact on the Fund's total returns for the year ended December 31, 2017.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee and/or if the Fund had not received refunds, plus interest, from State Street noted in ‡ above for custodian out-of-pocket expenses previously paid during the year ended December 31, 2017. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

§  After repayment of expenses previously reimbursed and/or fees previously waived by Management, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

Six Months Ended June 30, 2020
Class S	1.17%

**  Annualized

22

Notes to Financial Highlights Sustainable Equity Portfolio (Unaudited) (cont'd)

ß  The custodian expenses refund noted in ‡ above is non-recurring and is included in these ratios. Had the Fund not received the refund, the annualized ratio of net expenses to average net assets and the annualized ratio of net investment income/(loss) to average net assets would have been:

	Ratio of Net Expenses to Average Net Assets Year Ended December 31, 2017	Ratio of Net Investment Income/(Loss) to Average Net Assets Year Ended December 31, 2017
Class I	0.94%	0.48%
Class S	1.17%	0.25%

ñ  After the close of business on April 30, 2019, the Fund acquired all of the net assets of Neuberger Berman Advisers Management Trust Guardian Portfolio ("Guardian") and Neuberger Berman Advisers Management Trust Large Cap Value Portfolio ("Large Cap Value") in a tax-free exchange of shares pursuant to a Plan of Reorganization and Dissolution approved by the Board. Portfolio turnover excludes purchases of $114,219,008 of securities acquired pursuant to the reorganization, and there were no sales made following a purchase-of-assets transaction relative to the reorganization.

23

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2019). The Trust's Forms N-Q and N-PORT are available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-Q or Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll free).

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the "Liquidity Rule"), as amended, the Fund has established a liquidity risk management program (the "Program"). The Program seeks to assess and manage the Fund's liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund. The Board has approved the designation of NBIA Funds' Liquidity Committee, comprised of NBIA employees, as the program administrator (the "Program Administrator"). The Program Administrator is responsible for implementing and monitoring the Program and utilizes NBIA personnel to assess and review, on an ongoing basis, the Fund's liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of the Fund's liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund's investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Program Administrator's assessment of the investments' liquidity under current market conditions. The Program Administrator also utilizes information about the Fund's investment strategy, the characteristics of the Fund's shareholder base and historical redemption activity.

The Program Administrator provided the Board with a written report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation from June 1, 2019 through March 31, 2020. During the period covered by this report, the Program Administrator reported that the Program effectively assisted the Program Administrator in monitoring whether the Fund maintained a level of liquidity appropriate for its shareholder base and historical redemption activity.

In addition, the Program Administrator provided the Board with supplemental information on the Program's operations for a more recent period due to the market volatility created by the COVID-19 pandemic. During the period affected by the COVID-19 pandemic, the Program Administrator reported that the Program effectively assisted the Program Administrator in monitoring whether the Fund maintained a level of liquidity appropriate to its shareholder base and historical redemption activity.

24

Neuberger Berman
Advisers Management Trust

U.S. Equity Index PutWrite Strategy Portfolio

S Class Shares

Semi-Annual Report

June 30, 2020

S0117 08/20

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may no longer receive paper copies of the Fund's annual and semi-annual shareholder reports by mail from the insurance company that issued your variable annuity and variable life insurance contract or from the financial intermediary that administers your qualified pension or retirement plan, unless you specifically request paper copies of the reports from your insurance company or financial intermediary. Instead, the reports will be made available on the Fund's website www.nb.com/AMTliterature, and may also be available on a website from the insurance company or financial intermediary that offers your contract or administers your retirement plan, and such insurance company or financial intermediary will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or financial intermediary electronically by following the instructions provided by the insurance company or financial intermediary. If offered by your insurance company or financial intermediary, you may elect to receive all future reports in paper and free of charge from the insurance company or financial intermediary. You can contact your insurance company or financial intermediary if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract or retirement plan.

U.S. Equity Index PutWrite Strategy Portfolio Commentary

The Neuberger Berman Advisers Management Trust U.S. Equity Index PutWrite Strategy Portfolio Class S generated a total return of –5.34% for the six months ended June 30, 2020 (the reporting period), outperforming its primary benchmark, a blend of 42.5% CBOE S&P 500 One-Week PutWrite Index/42.5% CBOE S&P 500 PutWrite Index/7.5% CBOE Russell 2000 One-Week PutWrite Index/7.5% CBOE Russell 2000 PutWrite Index (collectively, the Index), which posted a total return of –14.83% for the same period.

Just as volatility markets were healing from the 'Vol-mageddon' or 'Vol-pocalypse' of the first quarter 2018, COVID-19 set fire to global volatility markets. Rich or poor, capitalist or socialist, efficient or dysfunctional, the modern global economy was not prepared for the scope and scale of what is required (or will be required) to contain a global contagion. Option markets simply reacted accordingly and the CBOE S&P 500 Volatility Index (VIX) jumped to a record close of just over 82 on March 16, 2020, but it's important to keep in mind that the sudden movement is actually a market defense mechanism. Although, once again, a move of this magnitude ended up wiping out some rather seasoned volatility strategies. March 2020 was the most volatile month on record for the S&P 500® Index, even looking all the way back to 1928. In contrast, during the next three months, U.S. equity markets ended one of their best quarters dating back to 1998, which helped push global equity markets (as measured by the MSCI All Country World Index) to their best quarter since 2009. Despite plenty of negative headlines, equity markets during the last quarter seemed to be impervious to bad news, likely due to the extraordinary commitments made by the U.S. Federal Reserve Board.

Over the reporting period, both S&P 500 Index and Russell 2000® Index options exposures detracted from Fund performance. Despite the significant drawdown in March 2020, the Fund's systematic risk management process resulted in outperformance relative to both the CBOE S&P 500 and Russell 2000 PutWrite indexes. The Fund's Russell 2000 Index exposure was the largest detractor to relative performance over the reporting period versus the Index; however, the segment managed to individually outperform both the CBOE Russell 2000 PutWrite Index and the CBOE Russell 2000 One-Week PutWrite Index. The Fund's collateral holdings continue to be a positive contributor to overall performance.

The Fund's average option notional exposure over the period remained consistent with strategic targets of 85% S&P 500 Index and 15% Russell 2000 Index.

Our closing point is simply that beyond a single observation period, option-writing strategies require both time and volatility to deliver their structured return profiles. As managers running option-writing strategies for years, we have managed to find ways to seek returns across long stretches of time that have lacked elevated levels of volatility—remember VIX's long-term median is 17. Although light on time (six months), if the recent volatility trends of the first half of 2020 continue, we will finally have the prospect of sustained elevated levels of implied volatility that we view as favorable to our strategy. Therefore, with the calamity of the first half of 2020 behind us, we remain confident that higher levels of volatility for longer will lead to either an attractive total return for 2020 in the event equity markets continue to rally or a hard fought relative excess return if equity markets end the year in the manner they started.

Sincerely,

DEREK DEVENS AND RORY EWING
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

1

U.S. Equity Index PutWrite Strategy Portfolio

PORTFOLIO BY TYPE OF SECURITY

(as a % of Total Net Assets)
Rights	0.0%
U.S. Government Agency Securities	79.2
U.S. Treasury Obligations	8.0
Put Options Written	(1.8)
Short-Term Investments	14.3
Other Assets Less Liabilities	0.3
Total	100.0%

PERFORMANCE HIGHLIGHTS1

	Inception	Six Month Period Ended	Average Annual Total Return Ended 06/30/2020
	Date	06/30/2020	1 Year	5 Years	Life of Fund
Class S*	05/01/2014	–5.34%	0.56%	–0.01%	0.38%
42.5% CBOE S&P 500 One-Week PutWrite Index/42.5% CBOE S&P 500 PutWrite Index/7.5% CBOE Russell 2000 One-Week PutWrite Index/7.5% CBOE Russell 2000 PutWrite Index[2,3]		–14.83%	–9.73%	0.65%	1.21%
85% S&P 500® Index/15% Russell 2000® Index[2,3]		–4.55%	5.36%	9.80%	9.93%

*  Prior to May 1, 2017, the Fund had different investment goals, fees and expenses, principal investment strategies and portfolio managers. Please also see Endnote 1.

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Management had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratio for fiscal year 2019 was 1.73% for Class S shares (before expense reimbursements and/or fee waivers, if any). The expense ratio was 1.06% for Class S shares after expense reimbursements and/or fee waivers. The expense ratios for the semi-annual period ended June 30, 2020 can be found in the Financial Highlights section of this report.

2

Endnotes

1  The Fund was relatively small prior to December 31, 2014, which could have impacted Fund performance. The same techniques used to produce returns in a small fund may not work to produce similar returns in a larger fund. Effective May 1, 2017, Absolute Return Multi-Manager Portfolio changed its name to the U.S. Equity Index PutWrite Strategy Portfolio and changed its investment goal, fees and expenses, principal investment strategies, risks and portfolio manager(s). Prior to that date, the Fund had a higher management fee, different expenses, a different goal and principal investment strategies, which included a multi-manager strategy, and different risks. Its performance prior to that date might have been different if the current fees and expenses, goal, and principal investment strategies had been in effect.

2  The date used to calculate Life of Fund performance for the index is May 1, 2014, the Fund's commencement of operations.

3  The 42.5% CBOE S&P 500 One-Week PutWrite Index/42.5% CBOE S&P 500 PutWrite Index/7.5% CBOE Russell 2000 One-Week PutWrite Index/7.5% CBOE Russell 2000 PutWrite Index is a blended index composed of 42.5% CBOE S&P 500 One-Week PutWrite Index/42.5% CBOE S&P 500 PutWrite Index/7.5% CBOE Russell 2000 One-Week PutWrite Index/7.5% CBOE Russell 2000 PutWrite Index, and is rebalanced monthly. The CBOE S&P 500® One-Week PutWrite Index is designed to track the performance of a hypothetical strategy that sells an at-the-money (ATM) S&P 500 Index (SPX) put option on a weekly basis. The maturity of the written SPX put option is one week to expiry. The written SPX put option is collateralized by a money market account invested in one-month Treasury bills. The index rolls on a weekly basis, typically every Friday. The CBOE S&P 500 PutWrite Index (PUT) is designed to represent a proposed hypothetical short put strategy. PUT is an award-winning benchmark index that measures the performance of a hypothetical portfolio that sells SPX put options against collateralized cash reserves held in a money market account. The PUT strategy is designed to sell a sequence of one-month, ATM SPX puts and invest cash at one- and three-month Treasury Bill rates. The CBOE Russell 2000® One-Week PutWrite Index is designed to track the performance of a hypothetical strategy that sells an ATM Russell 2000 Index put option on a weekly basis. The maturity of the written Russell 2000 put option is one week to expiry. The written Russell 2000 put option is collateralized by a money market account invested in one-month Treasury bills. The index rolls on a weekly basis, typically every Friday. The CBOE Russell 2000 PutWrite Index is designed to represent a proposed hypothetical short put strategy that sells a monthly ATM Russell 2000 Index put option. The written Russell 2000 put option is collateralized by a money market account invested in one-month Treasury bills. The 85% S&P 500® Index / 15% Russell 2000® Index is a blended index composed of 85% S&P 500 Index and 15% Russell 2000 Index, and is rebalanced monthly. The S&P 500 Index is a float-adjusted market capitalization-weighted index that focuses on the large-cap segment of the U.S. equity market, and includes a significant portfolio of the total value of the market. The Russell 2000 Index is a float-adjusted market capitalization-weighted index that measures the performance of the small-cap segment of the U.S. equity market. It includes approximately 2,000 of the smallest securities in the Russell 3000® Index (which measures the performance of the 3,000 largest U.S. public companies based on total market capitalization). The index is rebalanced annually in June. Please note that individuals cannot invest directly in any index. The indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC ("Management") and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

3

Endnotes (cont'd)

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.

© 2020 Neuberger Berman BD LLC, distributor.

4

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2020 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, Compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO

Actual	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2020	Expenses Paid During the Period 1/1/2020 – 6/30/2020
Class S	$1,000.00	$946.60	$5.08	(a)
Hypothetical (5% annual return before expenses)
Class S	$1,000.00	$1,019.64	$5.27	(b)

(a)  Expenses are equal to the annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

(b)  Hypothetical expenses are equal to the annualized expense ratio of 1.05%, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 182/366 (to reflect the one-half year period shown).

5

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) June 30, 2020

PRINCIPAL AMOUNT		VALUE
U.S. Government Agency Securities 79.2%
$2,800,000	Federal Agricultural Mortgage Corp., 1.59%, 1/10/2024	$2,921,555
1,200,000	2.62%, 2/26/2024	1,298,587
500,000	FFCB, 2.23%, 4/5/2021(a)	507,862
1,000,000	1.90%, 6/24/2021	1,016,720
1,000,000	1.60%, 1/21/2022	1,021,583
4,500,000	FHLB, 2.38%, 9/10/2021(b)	4,611,672
5,000,000	FHLMC, 2.38%, 2/16/2021	5,067,303
2,000,000	1.13%, 8/12/2021	2,021,316
6,500,000	FNMA, 2.75%, 6/22/2021(b)	6,662,191
	Total U.S. Government Agency Securities (Cost $24,817,753)	25,128,789
U.S. Treasury Obligations 8.0%
2,500,000	U.S. Treasury Notes, 2.38%, 3/15/2021(b) (Cost $2,514,216)	2,538,770
NO. OF RIGHTS
Rights 0.0%(c)
Biotechnology 0.0%(c)
225	Tobira Therapeutics, Inc., CVR*(d)(e)	13
NO. OF RIGHTS		VALUE
Media 0.0%
2,550	Media General, Inc., CVR*(d)(e)	$—
	Total Rights (Cost $7,172)	13
SHARES
Short-Term Investments 14.3%
Investment Companies 14.3%
4,552,141	Invesco Government & Agency Portfolio, Institutional Class, 0.10%(a)(f) (Cost $4,552,141)	4,552,141
	Total Investments 101.5% (Cost $31,891,282)	32,219,713
	Liabilities Less Other Assets (1.5%)(g)	(484,726)
	Net Assets 100.0%	$31,734,987

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for options written with a total value of $5,060,003.

(b)  All or a portion of this security is pledged with the custodian for options written.

(c)  Represents less than 0.05% of net assets of the Fund.

(d)  Security fair valued as of June 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2020 amounted to $13, which represents 0.0% of net assets of the Fund.

(e)  Value determined using significant unobservable inputs.

(f)  Represents 7-day effective yield as of June 30, 2020.

(g)  Includes the impact of the Fund's open positions in derivatives at June 30, 2020.

See Notes to Financial Statements

6

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) (cont'd)

Abbreviations

CVR  Contingent Value Rights

FFCB  Federal Farm Credit Bank

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corp.

FNMA  Federal National Mortgage Association

Derivative Instruments

Written option contracts ("options written")

At June 30, 2020, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
Russell 2000 Index	2	$(288,273)	$1,380	7/2/2020	$(760)
Russell 2000 Index	1	(144,137)	1,385	7/2/2020	(440)
Russell 2000 Index	2	(288,273)	1,415	7/2/2020	(2,050)
Russell 2000 Index	2	(288,273)	1,455	7/2/2020	(5,490)
Russell 2000 Index	7	(1,008,956)	1,375	7/10/2020	(9,730)
Russell 2000 Index	1	(144,137)	1,385	7/10/2020	(1,615)
Russell 2000 Index	1	(144,137)	1,505	7/10/2020	(7,500)
Russell 2000 Index	4	(576,546)	1,415	7/17/2020	(13,640)
Russell 2000 Index	2	(288,273)	1,420	7/17/2020	(7,190)
Russell 2000 Index	2	(288,273)	1,450	7/17/2020	(9,730)
Russell 2000 Index	7	(1,008,956)	1,385	7/24/2020	(23,380)
Russell 2000 Index	1	(144,137)	1,420	7/24/2020	(4,520)
Russell 2000 Index	1	(144,137)	1,440	7/24/2020	(5,330)
Russell 2000 Index	1	(144,137)	1,420	7/31/2020	(5,240)
S&P 500 Index	11	(3,410,319)	3,050	7/2/2020	(13,640)
S&P 500 Index	6	(1,860,174)	3,060	7/2/2020	(8,850)
S&P 500 Index	3	(930,087)	3,105	7/2/2020	(9,510)
S&P 500 Index	2	(620,058)	3,115	7/2/2020	(7,440)
S&P 500 Index	11	(3,410,319)	3,030	7/10/2020	(33,275)
S&P 500 Index	1	(310,029)	3,040	7/10/2020	(3,275)
S&P 500 Index	5	(1,550,145)	3,065	7/10/2020	(20,050)
S&P 500 Index	4	(1,240,116)	3,200	7/10/2020	(46,600)
S&P 500 Index	1	(310,029)	3,210	7/10/2020	(12,495)
S&P 500 Index	1	(310,029)	3,070	7/17/2020	(5,655)
S&P 500 Index	9	(2,790,261)	3,095	7/17/2020	(59,175)
S&P 500 Index	11	(3,410,319)	3,105	7/17/2020	(76,780)
S&P 500 Index	1	(310,029)	3,120	7/17/2020	(7,650)
S&P 500 Index	12	(3,720,348)	3,025	7/24/2020	(67,560)
S&P 500 Index	1	(310,029)	3,045	7/24/2020	(6,205)

See Notes to Financial Statements

7

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) (cont'd)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	1	$(310,029)	$3,095	7/24/2020	$(7,950)
S&P 500 Index	1	(310,029)	3,110	7/24/2020	(8,555)
S&P 500 Index	7	(2,170,203)	3,145	7/24/2020	(70,840)
S&P 500 Index	1	(310,029)	3,040	7/31/2020	(7,170)
Total options written (premium received $1,043,166)					$(569,290)

For the fiscal period ended June 30, 2020, the average market value for the months where the Fund had options written outstanding was $(832,612). At June 30, 2020, the Fund had securities pledged in the amount of $12,787,284 to cover collateral requirements for options written.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of June 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3*	Total
Investments:
U.S. Government Agency Securities	$—	$25,128,789	$—	$25,128,789
U.S. Treasury Obligations	—	2,538,770	—	2,538,770
Rights(a)	—	—	13	13
Short-Term Investments	—	4,552,141	—	4,552,141
Total Investments	$—	$32,219,700	$13	$32,219,713

(a)  The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

*  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

Rights(a)
Investments in Securities:
Beginning Balance, as of January 1, 2020	$13
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts (premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Balance, as of June 30, 2020	$13
Net change in unrealized appreciation/(depreciation) on investments still held as of June 30, 2020	$—

(a)  As of the six months ended June 30, 2020, these investments were fair valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund's net assets; therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

See Notes to Financial Statements

8

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's derivatives as of June 30, 2020:

Other Financial Instruments

	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(569,290)	$—	$—	$(569,290)

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

9

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
June 30, 2020
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$32,219,713
Cash	3,246
Dividends and interest receivable	151,043
Receivable for Fund shares sold	3,885
Receivable from Management—net (Note B)	2,043
Prepaid expenses and other assets	1,159
Total Assets	32,381,089
Liabilities
Options contracts written, at value(b) (Note A)	569,290
Payable to investment manager (Note B)	11,544
Payable for Fund shares redeemed	1,995
Payable to trustees	9,155
Other accrued expenses and payables	54,118
Total Liabilities	646,102
Net Assets	$31,734,987
Net Assets consist of:
Paid-in capital	$31,000,571
Total distributable earnings/(losses)	734,416
Net Assets	$31,734,987
Shares Outstanding ($.001 par value; unlimited shares authorized)	3,253,275
Net Asset Value, offering and redemption price per share
Class S	$9.75
*Cost of Investments:
(a) Unaffiliated issuers	$31,891,282
(b) Premium received from option contracts written	$1,043,166

See Notes to Financial Statements

10

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
For the Six Months Ended June 30, 2020
Investment Income:
Income (Note A):
Interest income—unaffiliated issuers	$258,664
Total income	$258,664
Expenses:
Investment management fees (Note B)	70,738
Administration fees (Note B)	47,158
Distribution fees (Note B)	39,299
Audit fees	21,309
Custodian and accounting fees	42,615
Insurance expense	459
Legal fees	2,582
Shareholder reports	7,459
Trustees' fees and expenses	24,572
Miscellaneous	2,521
Total expenses	258,712
Expenses reimbursed by Management (Note B)	(93,718)
Total net expenses	164,994
Net investment income/(loss)	$93,670
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	66,726
Expiration or closing of option contracts written	(2,639,350)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	267,593
Foreign currency translations	8
Option contracts written	333,518
Net gain/(loss) on investments	(1,971,505)
Net increase/(decrease) in net assets resulting from operations	$(1,877,835)

See Notes to Financial Statements

11

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
	For the Six Months Ended June 30, 2020 (Unaudited)	Fiscal Year Ended December 31, 2019
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$93,670	$277,047
Net realized gain/(loss) on investments	(2,572,624)	3,152,174
Change in net unrealized appreciation/(depreciation) of investments	601,119	175,762
Net increase/(decrease) in net assets resulting from operations	(1,877,835)	3,604,983
Distributions to shareholders from (Note A):
Distributable earnings	—	(50,670)
Total distributions to shareholders	—	(50,670)
From Fund Share Transactions (Note D):
Proceeds from shares sold	988,053	22,945,885
Proceeds from reinvestment of dividends and distributions	—	50,670
Payments for shares redeemed	(1,993,316)	(3,976,405)
Net increase/(decrease) from Fund share transactions	(1,005,263)	19,020,150
Net Increase/(Decrease) in Net Assets	(2,883,098)	22,574,463
Net Assets:
Beginning of period	34,618,085	12,043,622
End of period	$31,734,987	$34,618,085

See Notes to Financial Statements

12

Notes to Financial Statements U.S. Equity Index PutWrite Strategy Portfolio (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust U.S. Equity Index PutWrite Strategy Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund currently offers only Class S shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.

The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management" or "NBIA") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.

2  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—unadjusted quoted prices in active markets for identical investments

•  Level 2—other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3—unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in exchange traded options written and rights for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing

13

Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund's investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and other market information which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities and reference data, such as market research publications, when available ("Other Market Information").

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

3  Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is

14

recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5  Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2020, the Fund did not have any unrecognized tax positions.

For federal income tax purposes, the estimated cost in value of investments held at June 30, 2020, was $31,891,282. The estimated gross unrealized appreciation was $701,467 and estimated gross unrealized depreciation was $39,521 resulting in net unrealized appreciation of $661,946 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV, or NAV per share of the Fund. For the year ended December 31, 2019, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.

The tax character of distributions paid during the years ended December 31, 2019, and December 31, 2018, was as follows:

Distributions Paid From:
Ordinary Income		Tax-Exempt Income		Long-Term Capital Gain		Return of Capital		Total
2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
$50,670	$26,332	$—	$—	$—	$299,281	$—	$—	$50,670	$325,613

As of December 31, 2019, the components of distributable earnings/(accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income/(Loss)	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$1,201,426	$1,354,433	$60,835	$—	$(4,443)	$2,612,251

The temporary differences between book basis and tax basis distributable earnings are primarily due to mark-to-market adjustments on options contracts and unamortized organization expenses.

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term.

15

During the year ended December 31, 2019, the Fund utilized short-term capital loss carryforwards in the amount of $337,502 and long-term capital loss carryforwards in the amount of $520,368, resulting in no capital loss carryforwards at year end.

6  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

7  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

8  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly.

9  Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by (a) the 1940 Act, (b) the exemptive order from the Securities and Exchange Commission ("SEC") that permits the Fund to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order, or (c) the ETF's exemptive order or other relief. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will decrease returns.

10  Derivative instruments: The Fund's use of derivatives during the six months ended June 30, 2020, is described below. Please see the Schedule of Investments for the Fund's open positions in derivatives, at June 30, 2020. The Fund has adopted the provisions of ASC 815 "Derivatives and Hedging" ("ASC 815"). The disclosure requirements of ASC 815 distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Options: The Fund's principal investment strategy is an options-based strategy. During the six months ended June 30, 2020, the Fund used options written to manage or adjust the risk profile of the Fund or the risk of individual index exposures and to gain exposure more efficiently than through a direct purchase of the underlying security or to gain exposure to securities, markets, sectors or geographical areas. Options written were also used to generate incremental returns.

Premiums paid by the Fund upon purchasing a call or put option are recorded in the asset section of the Fund's Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the asset is eliminated. For purchased call options, the Fund's loss is limited to the amount of the option premium paid.

16

Premiums received by the Fund upon writing a call option or a put option are recorded in the liability section of the Fund's Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the liability is eliminated.

When the Fund writes a call option on an underlying asset it does not own, its exposure on such an option is theoretically unlimited. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.

The Fund (as the seller of a put option) receives premiums from the purchaser of the option in exchange for providing the purchaser with the right to sell the underlying instrument to the Fund at a specific price (i.e., the exercise price or strike price). If the market price of the instrument underlying the option exceeds the strike price, it is anticipated that the option would go unexercised and the Fund would earn the full premium upon the option's expiration or a portion of the premium upon the option's early termination. If the market price of the instrument underlying the option drops below the strike price, it is anticipated that the option would be exercised and the Fund would pay the option buyer the difference between the market value of the underlying instrument and the strike price.

At June 30, 2020, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

Liability Derivatives

Derivative Type	Statement of Assets and Liabilities Location	Equity Risk
Options written	Option contracts written, at value	$569,290

The impact of the use of these derivative instruments on the Statement of Operations during the six months ended June 30, 2020, was as follows:

Realized Gain/(Loss)

Derivative Type	Statement of Operations Location	Equity Risk
Options written	Net realized gain/(loss) on: Expiration or closing of option contracts written	$(2,639,350)

Change in Appreciation /
(Depreciation)

Derivative Type	Statement of Operations Location	Equity Risk
Options written	Change in net unrealized appreciation/(depreciation) in value of: Option contracts written	$333,518

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While the Fund may receive rights and warrants in connection with its investments in securities, these rights and warrants are not considered "derivative instruments" under ASC 815.

11  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

12  Other matters—Coronavirus: The recent outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA a fee at the annual rate of 0.45% of the Fund's average daily net assets.

The Fund retains NBIA as its administrator under an Administration Agreement. The Fund pays NBIA an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, NBIA retains JPMorgan Chase Bank, NA ("JPM") as its sub-administrator under a Sub-Administration Agreement. NBIA pays JPM a fee for all services received under the Sub-Administration Agreement.

NBIA has contractually agreed to waive fees and/or reimburse the Fund for its total annual operating expenses so that the total annual operating expenses do not exceed the expense limitation as detailed in the following table. This undertaking excludes interest, taxes, brokerage commissions, dividend and interest expenses relating to short sales, acquired fund fees and expenses, and extraordinary expenses, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that it will repay NBIA for fees and expenses waived or reimbursed provided that repayment does not cause the annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.

During the six months ended June 30, 2020, there was no repayment to NBIA under this agreement.

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At June 30, 2020, the Fund's contingent liabilities to NBIA under the agreement were as follows:

			Expenses Reimbursed in Year Ending, December 31,
			2017	2018	2019	2020
			Subject to Repayment until December 31,
	Contractual Expense Limitation(1)	Expiration	2020	2021	2022	2023
Class S	1.05%	12/31/23	$286,458	$176,764	$192,742	93,718

(1)  Expense limitation per annum of the Fund's average daily net assets.

Neuberger Berman BD LLC (the "Distributor") is the Fund's "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund's Class S shares. The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S's average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

Note C—Securities Transactions:

During the six months ended June 30, 2020, there were purchase and sale transactions of long-term securities (excluding written option contracts) as follows:

Purchases of U.S. Government and Agency Obligations	Purchases excluding U.S. Government and Agency Obligations	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities excluding U.S. Government and Agency Obligations
$13,251,714	$—	$13,989,709	$54

During the six months ended June 30, 2020, no brokerage commissions on securities transactions were paid to affiliated brokers.

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Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2020 and for the year ended December 31, 2019 was as follows:

	For the Six Months Ended June 30, 2020				For the Year Ended December 31, 2019
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class S	104,320	—	(213,490)	(109,170)	2,422,391	5,113	(410,612)	2,016,892

Other: At June 30, 2020, affiliated persons, as defined in the 1940 Act, owned 0.09% of the Fund's outstanding shares.

Note E—Line of Credit:

At June 30, 2020, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2020. During the period ended June 30, 2020, the Fund did not utilize the Credit Facility.

Note F—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

20

Financial Highlights

U.S. Equity Index PutWrite Strategy Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class S
	Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$10.30		$8.95	$9.90	$9.28	$9.39	$10.01
Income From Investment Operations:
Net Investment Income/(Loss)‡	0.03		0.09	0.04	(0.02)	(0.12)	(0.13)
Net Gains or Losses on Securities (both realized and unrealized)	(0.58)		1.28	(0.70)	0.64	0.06	(0.38)
Total From Investment Operations	(0.55)		1.37	(0.66)	0.62	(0.06)	(0.51)
Less Distributions from:
Dividends from Net Investment Income	—		(0.02)	—	—	—	—
Net Realized Capital Gains	—		—	(0.29)	—	(0.05)	(0.11)
Total Distributions	—		(0.02)	(0.29)	—	(0.05)	(0.11)
Net Asset Value, End of Period	$9.75		$10.30	$8.95	$9.90	$9.28	$9.39
Total Return††	(5.34	)%**	15.26%	(6.78)%	6.68%	(0.65)%	(5.15)%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$31.7		$34.6	$12.0	$12.2	$14.5	$13.2
Ratio of Gross Expenses to Average Net Assets#	1.65	%*	1.72%	2.59%	3.68%	6.83%	7.20%
Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)#	—		—	—	3.50%	5.99%	6.38%
Ratio of Net Expenses to Average Net Assets	1.05	%*	1.05%	1.05%	1.72%	3.24%	3.22%
Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)	—		—	—	1.54%	2.40%	2.40%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.60	%*	0.97%	0.46%	(0.24)%	(1.33)%	(1.30)%
Portfolio Turnover Rate (including securities sold short)	—		—	—	368%	547%	490%
Portfolio Turnover Rate (excluding securities sold short)	46	%**	26%	23%	342%	546%	517%

See Notes to Financial Highlights

21

Notes to Financial Highlights U.S. Equity Index PutWrite Strategy Portfolio (Unaudited)

††  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

‡  Calculated based on the average number of shares outstanding during each fiscal period.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.

*  Annualized.

**  Not annualized.

22

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2019). The Trust's Forms N-Q and N-PORT are available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-Q or Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll free).

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the "Liquidity Rule"), as amended, the Fund has established a liquidity risk management program (the "Program"). The Program seeks to assess and manage the Fund's liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund. The Board has approved the designation of NBIA Funds' Liquidity Committee, comprised of NBIA employees, as the program administrator (the "Program Administrator"). The Program Administrator is responsible for implementing and monitoring the Program and utilizes NBIA personnel to assess and review, on an ongoing basis, the Fund's liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of the Fund's liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund's investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Program Administrator's assessment of the investments' liquidity under current market conditions. The Program Administrator also utilizes information about the Fund's investment strategy, the characteristics of the Fund's shareholder base and historical redemption activity.

The Program Administrator provided the Board with a written report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation from June 1, 2019 through March 31, 2020. During the period covered by this report, the Program Administrator reported that the Program effectively assisted the Program Administrator in monitoring whether the Fund maintained a level of liquidity appropriate for its shareholder base and historical redemption activity.

In addition, the Program Administrator provided the Board with supplemental information on the Program's operations for a more recent period due to the market volatility created by the COVID-19 pandemic. During the period affected by the COVID-19 pandemic, the Program Administrator reported that the Program effectively assisted the Program Administrator in monitoring whether the Fund maintained a level of liquidity appropriate to its shareholder base and historical redemption activity.

23

Item 2. Code of Ethics.
The Board of Trustees (“Board”) of Neuberger Berman Advisers Management Trust (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Income Funds’ Form N-CSR, Investment Company Act file number 811-03802 (filed June 30, 2020). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert.
Not applicable to semi-annual reports on Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Not applicable to semi-annual reports on Form N-CSR.
Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.
The complete schedule of investments for each series is disclosed in the Registrant's applicable semi-annual reports, which are included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.
There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 13.  Exhibits.

(a)	(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Income Funds’ Form N-CSR, Investment Company Act file number 811-03802 (filed June 30, 2020).

(a)	(2)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)	(3)	Not applicable to the Registrant.

(a)	(4)	Not applicable to the Registrant.

(b)		The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: August 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: August 21, 2020

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: August 21, 2020